LVIP JPMorgan Core Bond Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.84%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.83% (SOFR30A + 1.55%) 10/25/41	837,455	$840,127
Series 2022-R03 1M2 8.78% (SOFR30A + 3.50%) 3/25/42	760,000	798,884
Series 2023-R06 1M2 7.98% (SOFR30A + 2.70%) 7/25/43	1,550,000	1,599,705
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	661,833	637,147
Fannie Mae REMIC Trust
~^Series 1999-W1 0.00% 2/25/29	5,007	4,278
Series 1999-W4 A9 6.25% 2/25/29	21,806	22,188
Series 2002-W7 A4 6.00% 6/25/29	76,692	78,322
•Series 2003-W1 1A1 4.77% 12/25/42	91,350	90,009
•Series 2003-W1 2A 5.25% 12/25/42	14,107	13,897
Fannie Mae REMICs
Series 1995-2 Z 8.50% 1/25/25	7	7
Series 1997-39 PD 7.50% 5/20/27	938	966
Series 1997-46 PL 6.00% 7/18/27	1,496	1,512
Series 1998-36 ZB 6.00% 7/18/28	734	748
Series 1998-46 GZ 6.50% 8/18/28	2,610	2,687
Series 1998-58 PC 6.50% 10/25/28	7,122	7,336
*Series 1999-39 JH 6.50% 8/25/29	14,029	1,283
*Series 2000-52 IO 8.50% 1/25/31	822	126
Series 2001-30 PM 7.00% 7/25/31	7,160	7,528
*Series 2001-33 ID 6.00% 7/25/31	27,581	3,673
Series 2001-36 DE 7.00% 8/25/31	11,913	12,593
Series 2001-44 PD 7.00% 9/25/31	849	882
Series 2001-61 Z 7.00% 11/25/31	20,941	22,268
•Series 2002-1 SA 7.66% (24.82% minus SOFR30A) 2/25/32	468	571
*•Series 2002-13 SJ 1.60% (7.99% minus SOFR30A) 3/25/32	14,420	302
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
~^Series 2002-15 0.00% 4/25/32	12,838	$11,791
Series 2002-28 PK 6.50% 5/25/32	7,889	8,277
*•Series 2002-68 SH 2.54% (7.89% minus SOFR30A) 10/18/32	18,300	1,823
•Series 2002-77 S 4.59% (14.27% minus SOFR30A) 12/25/32	1,767	1,863
*•Series 2003-116 SB 2.21% (7.49% minus SOFR30A) 11/25/33	22,876	2,153
•Series 2003-130 SX 3.43% (11.35% minus SOFR30A) 1/25/34	250	253
Series 2003-131 CH 5.50% 1/25/34	30,013	31,062
~^Series 2003-132 OA 0.00% 8/25/33	389	365
Series 2003-22 UD 4.00% 4/25/33	45,477	45,021
*Series 2003-44 IU 7.00% 6/25/33	9,945	1,806
Series 2003-47 PE 5.75% 6/25/33	9,435	9,785
•Series 2003-64 SX 0.10% (13.46% minus SOFR30A) 7/25/33	1,576	1,482
Series 2003-7 A1 6.50% 12/25/42	70,971	72,147
•Series 2003-71 DS 0.19% (7.31% minus SOFR30A) 8/25/33	13,325	12,025
•Series 2003-91 SD 3.51% (12.31% minus SOFR30A) 9/25/33	2,422	2,414
Series 2004-35 AZ 4.50% 5/25/34	39,486	39,447
•Series 2004-36 SA 4.69% (19.21% minus SOFR30A) 5/25/34	16,165	17,757
•Series 2004-46 SK 1.66% (16.19% minus SOFR30A) 5/25/34	5,384	5,534
•Series 2004-51 SY 3.45% (14.01% minus SOFR30A) 7/25/34	1,580	1,615
•Series 2004-61 SK 8.50% (50.19% minus SOFR30A) 11/25/32	9,432	10,151
Series 2004-79 ZE 5.50% 11/25/34	210,857	217,413
Series 2004-91 HC 6.00% 12/25/34	252,930	261,342
LVIP JPMorgan Core Bond Fund–1

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•Series 2005-45 DC 4.53% (23.89% minus SOFR30A) 6/25/35	23,805	$27,459
Series 2005-84 XM 5.75% 10/25/35	12,678	13,103
~^Series 2006-110 0.00% 11/25/36	9,908	8,395
*•Series 2006-117 GS 1.26% (6.54% minus SOFR30A) 12/25/36	18,733	1,931
~^Series 2006-22 AO 0.00% 4/25/36	11,059	9,457
•Series 2006-46 SW 4.42% (23.78% minus SOFR30A) 6/25/36	3,464	4,071
*•Series 2007-100 SM 1.06% (6.34% minus SOFR30A) 10/25/37	19,257	2,126
*•Series 2007-53 SH 0.71% (5.99% minus SOFR30A) 6/25/37	24,245	2,190
*•Series 2007-7 SG 1.11% (6.39% minus SOFR30A) 8/25/36	42,337	4,266
*•Series 2007-88 VI 1.15% (6.43% minus SOFR30A) 9/25/37	34,478	3,491
*•Series 2008-1 BI 0.52% (5.80% minus SOFR30A) 2/25/38	18,157	1,555
*•Series 2008-16 IS 0.81% (6.09% minus SOFR30A) 3/25/38	5,119	413
*•Series 2008-46 HI 1.88% 6/25/38	7,124	387
*•Series 2008-53 CI 1.81% (7.09% minus SOFR30A) 7/25/38	5,745	708
*•Series 2009-112 ST 0.86% (6.14% minus SOFR30A) 1/25/40	16,488	1,663
*•Series 2010-100 SV 1.24% (6.52% minus SOFR30A) 9/25/40	705,938	83,980
Series 2010-102 PN 5.00% 9/25/40	257,356	261,193
Series 2010-134 KZ 4.50% 12/25/40	208,434	195,753
*•Series 2010-35 SB 1.03% (6.31% minus SOFR30A) 4/25/40	7,355	770
Series 2010-80 PZ 5.00% 7/25/40	270,661	277,409
*Series 2012-101 BI 4.00% 9/25/27	2,954	28
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2012-118 VZ 3.00% 11/25/42	720,742	$660,381
Series 2012-30 DZ 4.00% 4/25/42	137,235	135,011
~^Series 2013-128 0.00% 12/25/43	64,275	49,069
*•Series 2013-54 BS 0.76% (6.04% minus SOFR30A) 6/25/43	45,145	5,590
Series 2013-67 KZ 2.50% 4/25/43	927,078	775,772
*Series 2014-15 JI 3.50% 4/25/29	1,285,340	62,194
Series 2014-19 Z 4.50% 4/25/44	444,835	445,894
*Series 2014-38 QI 5.50% 12/25/43	222,649	33,777
Series 2015-65 CZ 3.50% 9/25/45	686,813	608,573
Series 2016-38 NA 3.00% 1/25/46	69,706	65,112
*•Series 2016-61 BS 0.71% (5.99% minus SOFR30A) 9/25/46	813,064	59,966
*•Series 2017-76 SB 0.71% (5.99% minus SOFR30A) 10/25/57	784,603	113,864
*•Series 2017-85 SC 0.81% (6.09% minus SOFR30A) 11/25/47	147,865	13,843
Series 2020-47 GZ 2.00% 7/25/50	653,184	413,623
Series 2020-56 AQ 2.00% 8/25/50	2,000,000	1,609,199
*Series 2020-56 DI 2.50% 8/25/50	361,800	58,465
Series 2020-57 TA 2.00% 4/25/50	1,310,655	1,151,806
*Series 2020-73 KI 3.00% 10/25/50	460,681	78,899
Series 2020-90 PE 2.00% 12/25/50	1,324,885	1,087,369
Series 2021-1 EP 1.00% 11/25/50	584,262	453,514
*Series 2021-1 IG 2.50% 2/25/51	1,273,356	210,303
Series 2021-25 GA 1.00% 5/25/51	973,655	758,753
Series 2021-28 LB 2.00% 4/25/51	1,147,686	971,000
*Series 2021-3 QI 2.50% 2/25/51	1,472,133	231,339
*Series 2021-43 IO 2.50% 6/25/51	2,652,192	396,580
LVIP JPMorgan Core Bond Fund–2

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-44 MI 2.50% 7/25/51	701,391	$126,725
*Series 2021-61 KI 2.50% 4/25/49	2,509,950	362,691
Series 2021-65 JA 2.00% 1/25/46	407,811	367,975
Series 2022-29 KZ 1.50% 6/25/42	1,346,276	1,017,586
*Series 2022-86 IO 2.50% 5/25/50	1,622,744	223,746
Fannie Mae Strips
~^Series 329 1 0.00% 1/25/33	1,290	1,134
*Series 365 8 5.50% 5/25/36	6,112	1,132
*Series 427 C73 3.00% 12/25/48	1,741,650	289,334
Fannie Mae Trust Series 2004-W2 2A2 7.00% 2/25/44	4,974	5,167
Freddie Mac REMICs
Series 1863 Z 6.50% 7/15/26	15	15
Series 1981 Z 6.00% 5/15/27	671	675
Series 1987 PE 7.50% 9/15/27	2,282	2,360
Series 1999 PU 7.00% 10/15/27	3,673	3,724
Series 2031 PG 7.00% 2/15/28	11,515	11,872
Series 2035 PC 6.95% 3/15/28	10,902	11,224
*Series 2038 PN 7.00% 3/15/28	702	59
Series 2054 PV 7.50% 5/15/28	1,809	1,863
Series 2057 PE 6.75% 5/15/28	19,326	19,926
Series 2064 TE 7.00% 6/15/28	1,108	1,148
Series 2075 PH 6.50% 8/15/28	2,617	2,695
Series 2095 PE 6.00% 11/15/28	7,940	8,114
•Series 2132 SB 6.89% (30.05% minus SOFR30A) 3/15/29	503	571
Series 2178 PB 7.00% 8/15/29	4,450	4,613
Series 2182 ZB 8.00% 9/15/29	7,146	7,437
•Series 2204 GB 8.00% 12/20/29	158	22
Series 2247 Z 7.50% 8/15/30	2,466	2,601
Series 2259 ZC 7.35% 10/15/30	53,336	56,815
Series 2325 PM 7.00% 6/15/31	1,363	1,433
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2344 ZD 6.50% 8/15/31	13,115	$13,503
Series 2344 ZJ 6.50% 8/15/31	2,908	3,003
Series 2345 NE 6.50% 8/15/31	1,510	1,579
Series 2359 ZB 8.50% 6/15/31	6,900	7,456
Series 2367 ME 6.50% 10/15/31	25,478	26,652
~^Series 2390 DO 0.00% 12/15/31	1,453	1,366
•Series 2410 QS 5.31% (19.20% minus SOFR30A) 2/15/32	3,732	4,114
*•Series 2410 QX 3.19% (8.54% minus SOFR30A) 2/15/32	3,134	327
•Series 2412 SP 5.19% (15.87% minus SOFR30A) 2/15/32	4,034	4,398
Series 2423 MC 7.00% 3/15/32	7,435	7,856
Series 2423 MT 7.00% 3/15/32	11,913	12,607
Series 2435 CJ 6.50% 4/15/32	24,259	25,445
*•Series 2444 ES 2.49% (7.84% minus SOFR30A) 3/15/32	4,661	474
*•Series 2450 SW 2.54% (7.89% minus SOFR30A) 3/15/32	3,108	319
Series 2455 GK 6.50% 5/15/32	8,851	9,278
Series 2484 LZ 6.50% 7/15/32	6,471	6,696
Series 2500 MC 6.00% 9/15/32	19,039	19,786
Series 2543 YX 6.00% 12/15/32	267,845	278,057
Series 2544 HC 6.00% 12/15/32	17,471	18,177
Series 2574 PE 5.50% 2/15/33	84,323	86,843
Series 2575 ME 6.00% 2/15/33	43,892	45,664
*Series 2586 WI 6.50% 3/15/33	2,659	425
Series 2647 A 3.25% 4/15/32	12,481	12,208
Series 2764 UG 5.00% 3/15/34	71,051	72,395
Series 2949 GE 5.50% 3/15/35	93,766	96,875
Series 3047 OD 5.50% 10/15/35	74,837	76,560
LVIP JPMorgan Core Bond Fund–3

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•Series 3085 VS 6.89% (28.26% minus SOFR30A) 12/15/35	23,653	$30,568
Series 3098 KG 5.50% 1/15/36	86,232	89,458
~^Series 3117 EO 0.00% 2/15/36	7,236	6,071
*•Series 3260 CS 0.68% (6.03% minus SOFR30A) 1/15/37	7,893	695
*•Series 3380 SI 0.91% (6.26% minus SOFR30A) 10/15/37	471,091	46,276
*•Series 3385 SN 0.54% (5.89% minus SOFR30A) 11/15/37	6,381	395
*•Series 3387 SA 0.96% (6.31% minus SOFR30A) 11/15/37	21,602	2,066
Series 3423 PB 5.50% 3/15/38	95,702	99,252
*•Series 3451 SA 0.59% (5.94% minus SOFR30A) 5/15/38	2,101	183
*•Series 3455 SE 0.74% (6.09% minus SOFR30A) 6/15/38	72,040	6,986
Series 3786 PD 4.50% 1/15/41	407,000	397,016
*•Series 3973 SA 1.03% (6.38% minus SOFR30A) 12/15/41	348,849	42,692
Series 4664 UZ 4.00% 3/15/47	1,349,186	1,250,539
Series 4793 CB 3.00% 5/15/48	434,712	392,176
Series 4793 CD 3.00% 6/15/48	283,482	255,576
Series 4813 CJ 3.00% 8/15/48	241,834	214,019
Series 4991 QV 2.00% 9/25/45	364,543	310,160
*Series 5010 IK 2.50% 9/25/50	310,976	47,215
*Series 5010 JI 2.50% 9/25/50	821,997	133,378
*Series 5013 IN 2.50% 9/25/50	381,972	61,959
*Series 5018 MI 2.00% 10/25/50	778,747	102,787
*Series 5059 IB 2.50% 1/25/51	1,177,037	193,117
Series 5092 AP 2.00% 4/25/41	517,639	460,009
*Series 5140 NI 2.50% 5/25/49	1,339,072	190,922
*Series 5148 BI 2.50% 1/25/49	2,700,271	399,125
*Series 5148 CI 2.00% 6/25/49	1,300,495	151,635
*Series 5202 IN 3.00% 1/25/47	1,069,591	137,618
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 5224 HL 4.00% 4/25/52	1,300,000	$1,210,426
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1 MT 3.50% 7/25/58	2,638,329	2,390,015
Series 2019-3 MB 3.50% 10/25/58	294,486	244,726
Series 2022-1 MTU 3.25% 11/25/61	744,855	657,321
Series 2022-2 M5TU 4.00% 4/25/62	4,506,593	4,220,350
Series 2023-1 MT 3.00% 10/25/62	1,211,399	1,028,807
Series 2024-2 MT 3.50% 5/25/64	5,600,000	5,058,052
•Freddie Mac STACR REMIC Trust
Series 2021-DNA6 M2 6.78% (SOFR30A + 1.50%) 10/25/41	2,470,000	2,483,261
Series 2022-DNA2 M1A 6.58% (SOFR30A + 1.30%) 2/25/42	1,413,056	1,416,870
Series 2022-DNA3 M1B 8.18% (SOFR30A + 2.90%) 4/25/42	2,640,000	2,727,531
Series 2022-DNA4 M1B 8.63% (SOFR30A + 3.35%) 5/25/42	700,000	732,490
Freddie Mac Strips
*Series 233 11 5.00% 9/15/35	14,171	2,281
*•Series 239 S30 2.24% (7.59% minus SOFR30A) 8/15/36	16,524	2,359
Series 262 35 3.50% 7/15/42	76,995	74,051
Series 299 300 3.00% 1/15/43	50,632	46,745
*•Series 334 S7 0.64% (5.99% minus SOFR30A) 8/15/44	557,620	69,862
*•Series 353 S1 0.54% (5.89% minus SOFR30A) 12/15/46	222,331	25,950
Freddie Mac Structured Pass Through Certificates
♦•Series T-41 3A 4.33% 7/25/32	5,475	5,165
♦Series T-54 2A 6.50% 2/25/43	44,594	46,511
♦Series T-54 3A 7.00% 2/25/43	19,079	20,791
~♦^Series T-56 A 0.00% 5/25/43	130,934	96,657
~♦^Series T-58 A 0.00% 9/25/43	6,971	5,636
GNMA
Series 2001-10 PE 6.50% 3/16/31	103,316	107,003
•Series 2004-28 S 5.33% (19.35% minus TSFR01M) 4/16/34	6,034	6,728
Series 2006-38 OH 6.50% 8/20/36	420,576	449,219
LVIP JPMorgan Core Bond Fund–4

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2007-45 QA 1.56% (6.53% minus TSFR01M) 7/20/37	28,161	$3,096
*•Series 2007-51 SG 1.50% (6.47% minus TSFR01M) 8/20/37	89,631	10,102
*•Series 2007-76 SA 1.45% (6.42% minus TSFR01M) 11/20/37	22,906	2,388
*•Series 2008-2 MS 1.95% (7.05% minus TSFR01M) 1/16/38	21,280	2,735
*•Series 2008-55 SA 1.12% (6.09% minus TSFR01M) 6/20/38	13,595	1,361
Series 2009-104 KB 5.50% 11/16/39	236,000	248,007
*•Series 2009-106 ST 0.92% (5.89% minus TSFR01M) 2/20/38	69,909	5,719
*Series 2009-14 KI 6.50% 3/20/39	20,648	5,014
*Series 2009-14 NI 6.50% 3/20/39	15,502	3,459
*•Series 2009-22 SA 1.19% (6.16% minus TSFR01M) 4/20/39	31,810	2,165
*•Series 2009-31 TS 1.22% (6.19% minus TSFR01M) 3/20/39	14,049	379
*•Series 2009-6 SA 0.89% (5.99% minus TSFR01M) 2/16/39	7,593	677
*•Series 2009-6 SH 0.96% (5.93% minus TSFR01M) 2/20/39	26,223	2,441
*•Series 2009-64 SN 0.89% (5.99% minus TSFR01M) 7/16/39	22,197	1,158
~^Series 2009-79 OK 0.00% 11/16/37	15,212	12,727
Series 2010-130 CP 7.00% 10/16/40	21,338	23,375
*•Series 2011-75 SM 1.52% (6.49% minus TSFR01M) 5/20/41	38,378	3,826
•Series 2011-H19 FA 5.94% (TSFR01M + 0.58%) 8/20/61	69,580	69,428
•Series 2012-H23 SA 6.00% (TSFR01M + 0.64%) 10/20/62	195,341	195,333
•Series 2013-107 AD 2.80% 11/16/47	288,479	264,430
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2013-50 IO 0.05% 10/16/48	3,250,058	$7,261
*Series 2013-53 OI 3.50% 4/20/43	338,576	39,503
Series 2013-69 MA 1.50% 8/20/42	153,911	138,149
*•Series 2013-74 IO 0.51% 12/16/53	2,383,015	27,161
•Series 2013-H08 FC 5.92% (TSFR01M + 0.56%) 2/20/63	92,593	92,458
Series 2013-H09 HA 1.65% 4/20/63	2,514	2,364
•Series 2014-17 AM 3.54% 6/16/48	3,689	3,599
•Series 2014-H17 FC 5.97% (TSFR01M + 0.61%) 7/20/64	138,952	138,892
•Series 2015-137 WA 5.55% 1/20/38	115,218	119,182
•Series 2015-H16 FG 5.91% (TSFR01M + 0.55%) 7/20/65	286,603	285,988
•Series 2015-H30 FE 6.07% (TSFR01M + 0.71%) 11/20/65	379,518	379,773
*•Series 2016-128 IO 0.86% 9/16/56	2,520,304	107,792
*•Series 2016-135 SB 0.89% (5.99% minus TSFR01M) 10/16/46	413,966	64,339
Series 2016-135 Z 3.00% 10/20/46	253,540	219,406
*•Series 2016-21 ST 1.07% (6.04% minus TSFR01M) 2/20/46	787,645	102,851
*Series 2016-84 IG 4.50% 11/16/45	1,169,012	230,301
•Series 2016-H11 FD 6.14% (TSFR12M + 1.12%) 5/20/66	87,739	88,556
•Series 2016-H26 FC 6.47% (TSFR01M + 1.11%) 12/20/66	63,842	64,034
*•Series 2017-145 IO 0.50% 4/16/57	1,187,414	34,225
*•Series 2017-157 IO 0.52% 12/16/59	593,054	19,588
*•Series 2017-8 IO 0.45% 8/16/58	885,840	20,527
•Series 2017-H14 FK 4.85% (H15T1Y + 0.20%) 5/20/67	67,549	67,363
•Series 2017-H14 FV 5.97% (TSFR01M + 0.61%) 6/20/67	156,508	156,418
LVIP JPMorgan Core Bond Fund–5

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2017-H22 IC 1.07% 11/20/67	759,622	$31,437
•Series 2018-H13 FC 5.77% (TSFR01M + 0.41%) 7/20/68	159,503	158,932
•Series 2019-H13 FT 5.10% (H15T1Y + 0.45%) 8/20/69	37,776	37,778
Series 2020-103 AD 1.45% 1/16/63	1,773,355	1,375,149
*•Series 2020-109 AI 0.84% 5/16/60	1,505,889	88,137
*Series 2020-123 IL 2.50% 8/20/50	249,249	34,931
*Series 2020-123 NI 2.50% 8/20/50	833,927	119,169
*Series 2020-127 IN 2.50% 8/20/50	338,922	48,278
*Series 2020-129 IE 2.50% 9/20/50	353,359	50,818
*Series 2020-160 IH 2.50% 10/20/50	219,198	31,530
*Series 2020-160 VI 2.50% 10/20/50	354,687	50,992
*Series 2020-160 YI 2.50% 10/20/50	1,214,578	174,753
*Series 2020-173 MI 2.50% 11/20/50	5,002,606	718,121
*Series 2020-181 WI 2.00% 12/20/50	2,495,258	288,603
*•Series 2020-184 IO 0.91% 11/16/60	2,106,738	139,373
•Series 2020-30 PT 4.76% 3/20/48	574,349	566,505
*Series 2020-47 MI 3.50% 4/20/50	672,095	125,805
*Series 2020-47 NI 3.50% 4/20/50	260,303	47,300
•Series 2020-H12 F 5.97% (TSFR01M + 0.61%) 7/20/70	96,741	96,025
•Series 2020-H13 FA 5.92% (TSFR01M + 0.56%) 7/20/70	306,516	303,706
•Series 2020-H13 FC 5.92% (TSFR01M + 0.56%) 7/20/70	88,774	87,948
*•Series 2021-110 IO 0.87% 11/16/63	3,528,023	232,446
*•Series 2021-133 IO 0.88% 7/16/63	4,007,491	266,812
Series 2021-188 PA 2.00% 10/20/51	64,631	54,465
*Series 2021-191 NI 3.00% 10/20/51	432,072	74,452
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2021-2 AH 1.50% 6/16/63	165,428	$128,510
Series 2021-223 P 2.00% 6/20/51	939,756	847,391
*Series 2021-29 TI 2.50% 2/20/51	1,311,316	233,899
*•Series 2021-37 IO 0.80% 1/16/61	2,128,019	122,226
*•Series 2021-60 IO 0.83% 5/16/63	1,683,531	102,203
*•Series 2021-68 IO 0.87% 10/16/62	2,013,990	125,135
Series 2021-77 LC 1.25% 7/20/50	110,978	90,521
Series 2022-139 AL 4.00% 7/20/51	1,500,000	1,381,539
Series 2022-189 PT 2.50% 10/20/51	801,597	693,882
•Series 2022-196 BE 3.00% 10/16/64	900,000	641,533
*•Series 2022-210 IO 0.70% 7/16/64	1,077,236	68,389
*•Series 2022-216 IO 0.75% 7/16/65	1,084,875	71,857
•Series 2022-220 E 3.00% 10/16/64	600,000	465,795
*•Series 2022-3 IO 0.64% 2/16/61	5,036,262	246,956
*•Series 2022-59 IO 0.57% 2/16/62	2,581,292	114,587
Series 2022-99 JW 2.50% 1/20/52	300,000	251,250
Series 92 AH 2.00% 6/16/64	4,296,710	3,382,630
*•Series 92 IA 0.61% 6/16/64	4,596,480	265,739
Total Agency Collateralized Mortgage Obligations (Cost $63,849,756)		65,473,286
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.02%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.49% 2/25/43	43,253	41,332
•Series 2015-M10 A2 3.09% 4/25/27	252,490	246,939
Series 2016-M11 AL 2.94% 7/25/39	106,043	100,723
•Series 2017-M12 A2 3.16% 6/25/27	229,657	224,209
•Series 2017-M5 A2 3.09% 4/25/29	173,842	166,789
•Series 2017-M7 A2 2.96% 2/25/27	654,687	638,618
•Series 2017-M8 A2 3.06% 5/25/27	255,057	249,074
LVIP JPMorgan Core Bond Fund–6

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
•Series 2018-M10 A2 3.47% 7/25/28	452,729	$442,533
Series 2018-M15 1A2 3.70% 1/25/36	900,000	876,035
•Series 2018-M3 A2 3.17% 2/25/30	145,586	139,066
•Series 2018-M9 APT2 3.21% 4/25/28	65,438	63,241
•Series 2019-M23 3A3 2.72% 10/25/31	457,960	411,061
Series 2019-M4 A2 3.61% 2/25/31	300,625	291,656
Series 2019-M5 A2 3.27% 2/25/29	476,887	463,236
Series 2019-M6 A2 3.45% 1/1/29	237,532	231,027
Series 2020-M50 A2 1.20% 10/25/30	289,646	269,889
*•Series 2020-M50 X1 1.93% 10/25/30	4,398,263	264,366
Series 2020-M6 A 2.50% 10/25/37	159,963	143,329
Series 2021-M3 1A1 1.00% 11/25/33	64,013	62,931
*•Series 2021-M3 X1 2.03% 11/25/33	2,339,962	183,782
•Series 2022-M1G A2 1.58% 9/25/31	3,350,000	2,837,856
•Series 2022-M1S A2 2.15% 4/25/32	1,290,000	1,115,976
•Series 2022-M2S A2 3.88% 8/25/32	3,875,000	3,711,725
•Series 2022-M3 A2 1.76% 11/25/31	1,500,000	1,272,330
•Series 2023-M4 A2 3.89% 9/25/32	200,000	194,148
•Series 2023-M8 A2 4.62% 3/25/33	9,405,000	9,525,766
•Freddie Mac Multifamily Structured Credit Risk Series 2021-MN2 M1 7.08% (SOFR30A + 1.80%) 7/25/41	1,350,849	1,337,347
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.03% 8/25/26	19,402,779	264,631
♦Series K065 A2 3.24% 4/25/27	215,000	211,384
♦•Series K070 A2 3.30% 11/25/27	208,000	204,448
♦•Series K072 AM 3.50% 12/25/27	1,000,000	981,238
♦Series K079 AM 3.93% 6/25/28	588,000	587,977
♦•Series K081 A2 3.90% 8/25/28	395,000	393,621
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K094 X1 1.01% 6/25/29	2,262,888	$78,714
*♦•Series K094 XAM 1.28% 6/25/29	3,700,000	179,685
*♦•Series K095 XAM 1.38% 6/25/29	900,000	46,717
*♦•Series K101 X1 0.94% 10/25/29	886,159	31,494
*♦•Series K104 XAM 1.50% 1/25/30	1,900,000	119,390
*♦•Series K105 X1 1.64% 1/25/30	5,259,727	344,730
*♦•Series K110 X1 1.81% 4/25/30	4,551,817	336,698
*♦•Series K115 X1 1.42% 6/25/30	1,486,010	90,707
*♦•Series K116 X1 1.52% 7/25/30	3,654,278	236,638
*♦•Series K124 X1 0.81% 12/25/30	1,490,323	54,872
*♦•Series K128 X1 0.61% 3/25/31	6,430,294	172,405
*♦•Series K130 X1 1.14% 6/25/31	7,974,586	434,607
*♦•Series K131 X1 0.83% 7/25/31	6,777,327	278,585
*♦•Series K133 X1 0.44% 9/25/31	11,627,600	241,012
*♦•Series K142 X1 0.40% 3/25/32	5,192,445	102,961
*♦•Series K143 X1 0.45% 4/25/55	5,285,308	122,602
*♦•Series K145 X1 0.43% 6/25/55	5,683,555	123,786
♦Series K146 A2 2.92% 6/25/32	1,100,000	1,013,936
*♦•Series K147 X1 0.49% 6/25/32	7,577,671	192,783
*♦•Series K148 X1 0.39% 7/25/32	14,580,574	276,357
*♦•Series K149 X1 0.40% 8/25/32	8,371,154	168,704
♦•Series K150 A2 3.71% 9/25/32	1,000,000	971,594
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,113,581
*♦•Series K-151 X1 0.33% 10/25/32	15,183,111	236,614
*♦•Series K-1511 X1 0.93% 3/25/34	1,862,163	92,458
*♦•Series K-1520 X1 0.58% 2/25/36	3,776,546	143,846
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	971,584
LVIP JPMorgan Core Bond Fund–7

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K-157 X1 0.42% 5/25/33	6,799,047	$152,018
♦•Series K507 A2 4.80% 9/25/28	100,000	102,409
*♦•Series K737 X1 0.74% 10/25/26	6,055,504	62,976
*♦•Series K741 X1 0.65% 12/25/27	2,277,417	33,444
*♦•Series K742 X1 0.86% 3/25/28	4,654,000	79,513
*♦•Series K743 X1 1.02% 5/25/28	2,969,739	84,559
♦•Series K754 AM 4.94% 11/25/30	4,180,000	4,350,875
*♦•Series KC05 X1 1.36% 6/25/27	1,085,645	20,109
♦Series KJ45 A2 4.66% 1/25/31	815,000	834,782
*♦•Series KL06 XFX 1.47% 12/25/29	4,215,000	210,258
♦•Series Q013 APT2 1.16% 5/25/50	745,508	685,571
•FREMF Mortgage Trust
Series 2015-K44 B 3.84% 1/25/48	640,000	635,406
Series 2015-K45 B 3.72% 4/25/48	500,000	496,143
Series 2016-K59 B 3.70% 11/25/49	180,000	176,181
Series 2018-K730 B 3.92% 2/25/50	551,000	546,453
Series 2019-K102 B 3.65% 12/25/51	750,000	702,888
Series 2019-KBF3 B 7.96% (SOFR30A + 2.61%) 1/25/29	976,992	972,026
Total Agency Commercial Mortgage-Backed Securities (Cost $45,592,987)		46,470,954
AGENCY MORTGAGE-BACKED SECURITIES–25.29%
•Fannie Mae ARM
4.61% (ECOFC + 1.25%) 3/1/29	110	108
5.93% (RFUCCT1Y + 1.61%) 1/1/34	4,655	4,704
6.68% (H15T1Y + 2.28%) 4/1/33	7,270	7,480
6.77% (H15T1Y + 2.13%) 8/1/34	9,967	10,252
7.10% (RFUCCT1Y + 1.60%) 5/1/35	13,133	13,250
7.11% (RFUCCT1Y + 1.74%) 10/1/34	7,245	7,290
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
7.17% (RFUCCT6M + 1.51%) 1/1/35	22,706	$23,015
7.28% (H15T1Y + 2.15%) 7/1/33	4,902	5,026
Fannie Mae S.F. 10 yr
1.27% 12/1/29	1,219,494	1,060,993
1.45% 10/1/30	1,163,316	1,006,172
•1.46% 11/1/32	8,294,647	6,849,721
1.50% 1/1/31	1,100,000	940,704
•1.51% 11/1/32	13,850,317	11,455,231
1.56% 1/1/31	1,300,000	1,116,086
•1.75% 3/1/32	1,647,935	1,406,581
1.98% 1/1/32	1,985,000	1,723,642
2.01% 4/1/30	1,284,420	1,159,973
2.02% 8/1/30	1,059,000	942,763
•2.15% 2/1/32	1,685,658	1,478,543
2.18% 1/1/34	2,897,610	2,480,722
2.42% 10/1/29	688,070	637,865
2.52% 11/1/29	1,023,479	955,245
2.63% 3/1/26	437,006	426,984
2.93% 7/1/28	1,263,889	1,219,144
2.93% 10/1/29	1,065,011	1,010,683
2.93% 6/1/30	641,422	608,557
3.03% 4/1/30	650,000	617,677
3.08% 1/1/30	2,734,989	2,618,547
3.08% 4/1/30	438,769	419,531
3.11% 3/1/30	1,523,080	1,459,242
3.12% 11/1/26	874,988	859,303
3.20% 2/1/29	173,133	167,825
3.25% 5/1/29	378,469	366,860
3.34% 2/1/27	1,000,000	981,686
3.45% 3/1/29	426,804	418,098
3.52% 6/1/28	490,387	481,577
3.52% 6/1/32	300,000	287,027
3.54% 6/1/32	1,386,000	1,316,571
3.54% 11/1/32	1,100,000	1,049,344
3.56% 7/1/32	200,000	192,560
3.64% 8/1/28	911,880	897,871
3.67% 6/1/32	96,684	93,525
3.68% 9/1/32	936,000	902,748
3.70% 8/1/32	486,290	469,908
3.72% 8/1/32	972,258	944,766
3.73% 6/1/32	98,376	95,363
3.77% 12/1/25	138,705	137,567
3.80% 9/1/32	1,105,031	1,071,898
3.81% 12/1/28	300,000	297,230
3.81% 10/1/32	1,245,000	1,212,818
3.81% 11/1/32	1,010,000	981,784
3.83% 7/1/32	198,415	193,945
3.84% 7/1/32	200,000	195,325
3.86% 7/1/32	96,688	95,037
3.88% 7/1/32	193,778	189,868
3.90% 6/1/32	100,000	97,801
3.90% 2/1/33	1,200,000	1,170,870
3.96% 2/1/30	1,200,000	1,187,189
LVIP JPMorgan Core Bond Fund–8

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
4.06% 7/1/32	96,998	$96,180
4.08% 2/1/34	2,235,000	2,213,836
4.11% 7/1/32	100,000	99,033
4.12% 11/1/32	1,405,000	1,397,682
4.13% 7/1/32	100,000	99,551
4.18% 11/1/30	290,082	291,290
4.19% 7/1/32	98,622	98,294
4.22% 10/1/32	1,000,000	1,001,298
4.32% 3/1/30	1,600,000	1,620,209
4.34% 7/1/32	100,000	101,059
4.36% 2/1/33	500,000	504,347
4.42% 3/1/33	500,000	507,478
4.45% 12/1/32	1,050,000	1,066,970
4.47% 3/1/33	2,000,000	2,032,715
4.49% 6/1/28	700,000	709,718
4.55% 9/1/33	2,876,707	2,942,160
4.57% 6/1/30	1,445,667	1,480,089
4.58% 1/1/33	200,000	204,994
4.60% 2/1/30	600,000	608,564
4.68% 11/1/31	1,050,000	1,082,851
4.69% 1/1/33	297,854	305,607
4.74% 6/1/30	400,000	408,605
4.74% 2/1/33	1,070,000	1,103,204
4.83% 9/1/28	1,100,000	1,130,375
4.86% 12/1/32	775,000	809,466
4.87% 3/1/33	100,000	103,813
4.88% 9/1/28	500,000	515,261
5.08% 8/1/33	1,878,094	1,976,385
5.21% 12/1/33	3,107,194	3,294,331
5.34% 9/1/28	200,000	208,765
5.50% 9/1/33	9,340	9,605
6.00% 9/1/28	1,029	1,025
Fannie Mae S.F. 15 yr
1.76% 7/1/35	1,500,000	1,201,428
2.95% 7/1/27	1,002,908	974,818
3.16% 5/1/29	277,884	268,307
3.19% 3/1/36	850,501	810,553
3.48% 3/1/37	947,126	888,552
3.50% 4/1/32	927,426	915,861
3.50% 5/1/43	174,731	166,398
3.85% 8/1/32	200,000	194,504
3.89% 7/1/32	800,000	781,285
3.90% 8/1/32	100,000	97,653
4.00% 2/1/36	415,293	411,984
4.00% 7/1/42	196,396	192,978
4.00% 9/1/42	53,264	52,337
4.06% 7/1/32	300,000	297,054
4.67% 11/1/34	2,955,000	3,041,099
5.50% 4/1/38	1,763	1,783
6.50% 10/1/35	46,723	47,713
Fannie Mae S.F. 20 yr
2.00% 8/1/40	63,358	55,533
2.00% 6/1/41	226,006	197,430
2.00% 9/1/41	999,537	871,159
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 10/1/41	944,377	$822,700
2.00% 11/1/41	626,145	544,912
2.00% 12/1/41	1,048,793	912,595
2.00% 1/1/42	3,101,812	2,699,338
2.00% 2/1/42	808,188	702,580
2.00% 3/1/42	245,818	213,695
2.00% 5/1/42	346,405	300,527
2.50% 9/1/36	242,705	225,800
2.50% 3/1/38	738,205	687,933
2.50% 11/1/40	432,551	392,641
2.50% 3/1/41	491,227	445,295
2.50% 4/1/41	1,154,578	1,039,605
2.50% 5/1/41	825,615	740,078
2.50% 11/1/41	232,454	210,521
2.50% 2/1/42	779,455	702,976
2.50% 3/1/42	402,496	361,529
2.50% 4/1/42	915,737	822,527
2.50% 9/1/42	266,790	241,123
3.00% 7/1/35	199,476	190,898
3.00% 2/1/36	497,728	475,547
3.00% 4/1/36	377,410	360,753
3.00% 7/1/36	808,049	770,799
3.00% 8/1/36	1,325,635	1,264,091
3.00% 10/1/36	886,692	844,664
3.00% 4/1/38	297,011	286,568
3.00% 6/1/38	432,303	412,202
3.00% 9/1/40	79,118	74,407
3.00% 1/1/41	127,091	119,854
3.00% 3/1/42	233,334	217,836
3.00% 5/1/42	337,481	313,090
3.00% 6/1/42	853,711	790,396
3.50% 12/1/34	240,253	234,833
3.50% 1/1/35	152,575	149,112
3.50% 2/1/37	108,630	105,903
3.50% 3/1/37	81,122	79,453
3.50% 12/1/37	134,390	129,657
3.50% 8/1/39	87,772	85,542
3.50% 2/1/40	446,292	431,698
3.50% 4/1/42	163,668	156,430
3.50% 1/1/44	196,810	187,429
4.50% 1/1/25	58	58
4.50% 11/1/38	347,750	351,001
Fannie Mae S.F. 30 yr
1.50% 1/1/51	547,901	433,659
1.50% 3/1/51	1,996,145	1,578,921
2.00% 8/1/50	1,036,152	866,149
2.00% 9/1/50	1,746,601	1,458,156
2.00% 10/1/50	2,914,551	2,431,190
2.00% 1/1/51	374,551	313,351
2.00% 2/1/51	7,664,384	6,418,981
2.00% 3/1/51	4,439,092	3,727,970
2.00% 4/1/51	5,007,538	4,180,836
2.00% 5/1/51	1,100,075	914,588
2.00% 7/1/51	90,539	75,482
LVIP JPMorgan Core Bond Fund–9

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 8/1/51	1,143,494	$954,887
2.00% 10/1/51	1,352,349	1,130,479
2.00% 11/1/51	403,843	337,923
2.00% 12/1/51	425,483	351,882
2.00% 1/1/52	1,818,972	1,518,968
2.00% 2/1/52	653,629	549,851
2.00% 3/1/52	1,978,993	1,657,536
2.50% 5/1/50	1,156,665	1,014,779
2.50% 6/1/50	276,463	242,551
2.50% 7/1/50	1,333,114	1,152,668
2.50% 9/1/50	416,388	360,720
2.50% 10/1/50	1,731,169	1,516,441
2.50% 11/1/50	381,329	334,893
2.50% 12/1/50	133,368	116,963
2.50% 1/1/51	912,304	800,358
2.50% 2/1/51	619,583	543,190
2.50% 3/1/51	343,408	302,305
2.50% 4/1/51	193,587	170,597
2.50% 5/1/51	969,896	846,773
2.50% 6/1/51	4,829,196	4,226,963
2.50% 7/1/51	1,571,101	1,380,487
2.50% 8/1/51	4,441,509	3,882,122
2.50% 9/1/51	752,594	661,937
2.50% 10/1/51	5,218,917	4,564,871
2.50% 11/1/51	1,586,290	1,379,874
2.50% 12/1/51	1,340,441	1,167,012
2.50% 1/1/52	3,042,442	2,662,324
2.50% 2/1/52	4,328,083	3,788,131
2.50% 3/1/52	6,159,024	5,382,040
2.50% 4/1/52	82,313	72,137
2.50% 9/1/52	8,109,090	7,052,760
2.50% 7/1/61	4,191,276	3,490,858
2.50% 9/1/61	2,013,210	1,676,766
2.50% 3/1/62	921,183	767,519
3.00% 9/1/31	61,037	57,691
3.00% 6/1/43	82,473	76,229
3.00% 7/1/43	182,486	168,673
3.00% 10/1/43	179,174	165,625
3.00% 1/1/45	152,437	140,911
3.00% 9/1/46	53,636	49,253
3.00% 10/1/46	633,353	581,816
3.00% 12/1/46	370,332	340,774
3.00% 1/1/47	4,487,346	4,136,042
3.00% 2/1/47	1,638,511	1,513,763
3.00% 11/1/48	233,663	215,994
3.00% 2/1/50	613,910	577,839
3.00% 4/1/50	1,157,630	1,059,656
3.00% 10/1/50	545,847	500,651
3.00% 11/1/50	1,268,992	1,157,620
3.00% 6/1/51	133,291	122,506
3.00% 8/1/51	1,317,468	1,209,445
3.00% 10/1/51	288,957	264,295
3.00% 11/1/51	2,533,456	2,309,011
3.00% 12/1/51	524,102	479,375
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 1/1/52	8,125,572	$7,343,954
3.00% 2/1/52	2,340,953	2,123,669
3.00% 3/1/52	6,739,165	6,124,344
3.00% 4/1/52	913,769	825,649
3.00% 6/1/52	520,147	468,167
3.00% 7/1/60	602,762	528,510
3.00% 3/1/61	925,794	821,708
3.00% 6/1/62	1,237,505	1,087,586
3.50% 12/1/42	70,572	67,383
3.50% 3/1/43	565,850	542,213
3.50% 11/1/44	5,454,755	5,185,218
3.50% 2/1/46	264,383	251,449
3.50% 10/1/46	119,759	113,899
3.50% 12/1/46	773,447	738,516
3.50% 12/1/47	1,528,158	1,442,064
3.50% 11/1/48	6,745,972	6,365,989
3.50% 8/1/49	505,723	487,308
3.50% 6/1/50	104,377	98,129
3.50% 11/1/51	1,855,399	1,736,195
3.50% 12/1/51	154,044	145,513
3.50% 1/1/52	645,214	608,281
3.50% 3/1/52	547,801	511,750
3.50% 4/1/52	2,582,507	2,420,564
3.50% 5/1/52	3,385,664	3,190,616
3.50% 6/1/52	1,728,587	1,616,974
3.50% 3/1/60	666,267	615,481
3.50% 3/1/62	2,740,033	2,515,828
3.50% 6/1/62	944,560	864,277
4.00% 11/1/42	435,690	429,900
4.00% 4/1/44	1,006,646	988,683
4.00% 10/1/44	5,302,529	5,214,761
4.00% 12/1/44	170,210	167,255
4.00% 2/1/47	87,629	85,564
4.00% 5/1/47	653,908	635,310
4.00% 6/1/47	452,692	443,559
4.00% 6/1/48	110,401	107,766
4.00% 10/1/48	454,148	439,761
4.00% 1/1/49	473,140	460,237
4.00% 7/1/49	136,173	132,577
4.00% 3/1/50	407,154	393,903
4.00% 2/1/51	868,146	840,481
4.00% 11/1/51	630,919	607,280
4.00% 12/1/51	436,369	420,389
4.00% 4/1/52	4,519,145	4,374,931
4.00% 5/1/52	73,311	71,183
4.00% 7/1/52	1,039,362	1,003,485
4.00% 7/1/56	183,133	176,426
4.00% 8/1/56	3,410,121	3,280,993
4.00% 6/1/57	723,072	695,693
4.00% 8/1/58	1,367,474	1,326,710
4.00% 8/1/59	1,113,519	1,074,864
4.00% 12/1/61	810,088	772,117
4.00% 3/1/62	261,167	247,792
4.00% 6/1/62	294,999	284,738
LVIP JPMorgan Core Bond Fund–10

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.27% 10/1/32	485,988	$488,994
4.50% 4/1/39	63,712	63,989
4.50% 5/1/39	1,935	1,957
4.50% 6/1/39	410,906	415,604
4.50% 10/1/43	460,079	465,333
4.50% 2/1/46	106,999	107,299
4.50% 3/1/46	668,510	670,380
4.50% 6/1/48	256,627	257,491
4.50% 7/1/48	326,713	326,661
4.50% 8/1/48	523,716	523,633
4.50% 10/1/48	25,418	25,462
4.50% 11/1/48	253,333	253,293
4.50% 4/1/49	193,976	192,316
4.50% 5/1/49	142,767	141,690
4.50% 7/1/49	345,581	344,387
4.50% 9/1/49	1,562,750	1,562,495
4.50% 1/1/50	2,550,812	2,570,815
4.50% 3/1/50	252,214	252,921
4.50% 5/1/50	326,964	324,650
4.50% 9/1/51	307,917	306,346
4.50% 8/1/52	249,430	245,503
4.50% 9/1/52	684,440	675,953
4.50% 11/1/52	1,700,791	1,677,499
4.50% 1/1/53	698,535	687,969
4.50% 3/1/53	639,993	629,917
4.50% 4/1/53	534,589	525,896
4.50% 9/1/57	895,937	888,480
4.50% 8/1/58	872,113	864,857
4.50% 1/1/59	79,802	78,546
4.50% 6/1/62	842,794	828,474
5.00% 9/1/35	7,930	8,130
5.00% 9/1/48	567,538	587,140
5.00% 10/1/48	150,662	152,618
5.00% 1/1/49	257,730	264,275
5.00% 2/1/49	76,305	77,198
5.00% 4/1/49	159,692	163,044
5.00% 6/1/49	113,112	114,522
5.00% 9/1/49	773,729	789,225
5.00% 12/1/49	759,479	773,023
5.00% 6/1/52	395,363	399,062
5.00% 7/1/52	384,858	387,704
5.00% 8/1/52	166,077	166,266
5.00% 12/1/52	83,390	83,569
5.00% 1/1/53	448,261	449,187
5.00% 2/1/53	443,770	445,544
5.00% 3/1/53	767,224	768,809
5.00% 4/1/53	787,608	789,213
5.00% 5/1/53	465,173	466,134
5.00% 6/1/53	1,654,142	1,653,317
5.00% 12/1/61	798,386	801,605
5.50% 5/1/34	156,954	161,850
5.50% 9/1/36	207,490	213,266
5.50% 1/1/38	638,198	655,712
5.50% 2/1/38	2,151	2,207
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/38	1,345	$1,384
5.50% 6/1/38	455	468
5.50% 1/1/39	237,934	245,646
5.50% 3/1/40	423,197	436,394
5.50% 3/1/41	216,412	223,158
5.50% 6/1/41	145,818	150,068
5.50% 7/1/41	468,721	484,694
5.50% 8/1/52	155,133	156,944
5.50% 2/1/53	260,787	264,922
5.50% 4/1/53	707,562	718,781
5.50% 5/1/53	1,191,475	1,212,358
5.50% 9/1/53	6,156,949	6,242,503
5.50% 1/1/58	1,059,667	1,105,188
6.00% 1/1/29	377	385
6.00% 3/1/32	5,108	5,270
6.00% 3/1/33	2,506	2,589
6.00% 10/1/39	254,947	267,380
6.00% 7/1/41	634,784	668,862
6.00% 1/1/53	330,471	339,658
6.00% 3/1/53	185,343	190,550
6.00% 5/1/53	872,707	900,890
6.00% 6/1/53	92,192	94,430
6.00% 7/1/53	1,900,386	1,960,074
6.50% 9/1/25	116	120
6.50% 4/1/32	13,243	13,947
6.50% 11/1/36	18,871	19,816
6.50% 10/1/38	116,605	120,199
6.50% 11/1/52	317,968	332,452
6.50% 1/1/53	1,571,303	1,642,883
6.50% 2/1/53	422,406	436,152
7.00% 6/1/35	207,698	218,115
7.50% 3/1/30	1,954	1,956
8.00% 3/1/27	2,790	2,822
8.00% 11/1/28	6,551	6,754
8.50% 6/1/30	129	129
•Freddie Mac ARM
2.93% (RFUCCT1Y + 1.62%) 11/1/47	732,314	731,580
3.01% (RFUCCT1Y + 1.63%) 11/1/48	2,088,007	2,038,302
3.10% (RFUCCT1Y + 1.62%) 2/1/50	1,183,350	1,168,304
6.02% (RFUCCT1Y + 1.79%) 1/1/37	6,239	6,312
6.27% (RFUCCT1Y + 1.58%) 3/1/35	11,977	12,089
6.30% (H15T1Y + 2.11%) 1/1/27	1,776	1,767
6.55% (H15T1Y + 2.27%) 4/1/30	770	767
6.78% (RFUCCT1Y + 1.75%) 4/1/34	5,063	5,101
Freddie Mac S.F. 10 yr
3.50% 4/1/33	151,521	148,331
3.75% 8/1/32	1,200,000	1,161,633
LVIP JPMorgan Core Bond Fund–11

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 10 yr (continued)
7.00% 7/1/29	18,850	$19,340
Freddie Mac S.F. 15 yr
3.00% 9/1/32	77,957	75,831
3.00% 10/1/32	81,806	79,492
3.00% 10/1/33	50,748	49,212
3.00% 12/1/33	25,038	24,258
Freddie Mac S.F. 20 yr
1.50% 11/1/40	2,194,457	1,852,861
1.50% 5/1/41	2,295,660	1,928,716
1.50% 7/1/41	1,715,961	1,384,961
1.50% 10/1/41	2,402,434	2,018,368
1.50% 11/1/41	322,891	271,271
2.00% 10/1/40	1,052,595	920,909
2.00% 7/1/41	1,029,646	898,643
2.00% 9/1/41	2,684,893	2,334,382
2.00% 10/1/41	1,094,190	953,179
2.00% 11/1/41	605,007	530,031
2.00% 12/1/41	1,201,383	1,045,481
2.00% 1/1/42	3,738,565	3,251,823
2.00% 2/1/42	1,062,775	921,463
2.00% 4/1/42	2,384,332	2,078,631
2.00% 5/1/42	176,743	153,620
2.00% 8/1/42	171,787	149,715
2.50% 4/1/41	136,383	123,572
2.50% 3/1/42	408,166	368,371
3.00% 6/1/36	58,094	55,414
3.00% 5/1/42	83,328	76,943
3.00% 7/1/42	514,880	477,632
3.00% 9/1/42	950,244	884,021
3.50% 1/1/38	838,868	811,292
3.50% 6/1/42	143,263	136,587
4.00% 6/1/42	68,049	66,938
Freddie Mac S.F. 30 yr
1.50% 2/1/51	620,221	491,590
1.50% 3/1/52	450,179	355,881
2.00% 11/1/50	1,212,222	1,018,288
2.00% 2/1/51	2,747,460	2,312,868
2.00% 3/1/51	1,543,067	1,299,855
2.00% 4/1/51	471,322	400,066
2.00% 6/1/51	873,446	730,057
2.00% 8/1/51	797,115	664,588
2.00% 2/1/52	614,839	512,577
2.50% 7/1/50	3,072,404	2,671,418
2.50% 11/1/50	3,183,376	2,805,797
2.50% 12/1/50	3,394,612	2,979,220
2.50% 1/1/51	36,884	32,336
2.50% 2/1/51	1,317,261	1,158,759
2.50% 3/1/51	68,499	60,591
2.50% 5/1/51	885,139	775,012
2.50% 7/1/51	320,980	277,867
2.50% 8/1/51	2,425,963	2,124,486
2.50% 9/1/51	484,216	424,842
2.50% 10/1/51	3,191,848	2,795,673
2.50% 12/1/51	155,047	135,727
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 1/1/52	18,249,479	$15,978,177
2.50% 2/1/52	913,765	802,905
2.50% 3/1/52	83,425	73,296
2.50% 4/1/52	6,730,670	5,897,265
3.00% 1/1/47	1,667,811	1,534,387
3.00% 9/1/48	34,339	31,632
3.00% 9/1/49	337,705	309,820
3.00% 11/1/49	338,147	308,536
3.00% 1/1/50	41,555	38,225
3.00% 6/1/50	986,397	886,677
3.00% 8/1/50	4,823,820	4,395,702
3.00% 2/1/51	152,722	139,433
3.00% 6/1/51	471,994	431,286
3.00% 10/1/51	416,692	379,972
3.00% 11/1/51	294,126	265,739
3.00% 12/1/51	165,688	150,098
3.00% 1/1/52	241,344	219,848
3.00% 2/1/52	1,389,692	1,248,821
3.00% 4/1/52	168,724	153,126
3.50% 7/1/50	651,408	613,214
3.50% 12/1/50	802,099	753,564
3.50% 1/1/52	154,297	144,566
3.50% 4/1/52	1,444,315	1,353,903
3.50% 5/1/52	1,620,698	1,512,891
3.50% 6/1/52	1,779,818	1,664,036
4.00% 9/1/32	200,000	197,166
4.00% 8/1/44	13,295	12,856
4.00% 5/1/45	8,385	8,196
4.00% 10/1/45	13,381	13,065
4.00% 11/1/45	11,054	10,793
4.00% 1/1/46	110,043	108,246
4.00% 7/1/49	5,024,798	4,887,946
4.00% 1/1/50	252,338	245,444
4.00% 7/1/50	838,136	812,273
4.00% 4/1/52	4,317,753	4,174,565
4.00% 7/1/52	313,019	305,449
4.00% 2/1/53	1,570,210	1,523,397
4.50% 10/1/35	100,274	101,157
4.50% 3/1/47	523,011	525,531
4.50% 5/1/47	31,506	31,499
4.50% 6/1/47	506,597	507,533
4.50% 9/1/50	164,684	163,382
4.50% 1/1/51	545,035	542,581
4.50% 7/1/52	699,738	692,681
4.50% 8/1/52	180,680	180,931
4.50% 9/1/52	174,905	172,150
4.50% 10/1/52	1,532,177	1,508,886
4.50% 11/1/52	2,321,703	2,291,225
4.50% 12/1/52	516,746	508,930
5.00% 1/1/49	10,337	10,516
5.00% 7/1/52	1,959,146	1,966,395
5.00% 11/1/52	339,650	340,656
5.00% 12/1/52	433,949	435,282
5.00% 1/1/53	946,829	949,610
LVIP JPMorgan Core Bond Fund–12

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 3/1/53	797,704	$803,111
5.00% 4/1/53	1,157,873	1,158,041
5.00% 6/1/53	466,638	467,602
5.50% 10/1/33	11,893	12,087
5.50% 12/1/52	441,712	448,323
5.50% 1/1/53	254,523	258,558
5.50% 3/1/53	545,796	556,002
5.50% 4/1/53	1,186,001	1,202,142
5.50% 5/1/53	1,057,503	1,076,191
5.50% 6/1/53	824,641	837,716
5.50% 7/1/53	272,353	279,148
6.00% 2/1/32	1,814	1,893
6.00% 12/1/52	1,346,400	1,388,428
6.50% 6/1/29	2,499	2,579
6.50% 11/1/34	3,139	3,263
6.50% 1/1/53	356,690	368,441
6.50% 2/1/53	810,031	838,959
6.50% 3/1/53	60,085	62,404
6.50% 4/1/53	612,146	632,637
6.50% 5/1/53	1,192,314	1,242,411
7.00% 4/1/35	19,302	20,137
8.50% 7/1/28	176	179
GNMA I S.F. 30 yr
3.00% 9/15/42	321,985	300,864
3.00% 10/15/42	25,619	23,937
3.50% 5/15/50	219,186	208,435
4.00% 3/15/50	31,267	30,488
5.50% 6/15/38	467,450	489,168
5.50% 7/15/38	435,671	455,911
5.50% 9/15/38	712,561	747,597
6.00% 5/15/37	24,624	25,302
6.00% 10/15/38	3,365	3,489
6.50% 3/15/28	363	368
6.50% 12/15/38	10,108	10,670
7.00% 12/15/25	37	37
7.00% 11/15/27	345	350
7.00% 6/15/28	751	762
7.00% 6/15/33	2,526	2,678
7.50% 9/15/28	655	658
8.00% 10/15/27	741	742
•GNMA II
6.77% (H15T1Y + 1.66%) 4/20/72	1,234,468	1,278,438
6.79% (H15T1Y + 1.67%) 4/20/72	1,175,269	1,218,546
6.81% (H15T1Y + 1.70%) 2/20/72	1,241,528	1,286,591
6.81% (H15T1Y + 1.71%) 3/20/72	1,023,089	1,061,442
6.90% (H15T1Y + 1.83%) 8/20/71	1,312,130	1,363,630
6.94% (H15T1Y + 1.83%) 7/20/72	944,069	988,170
GNMA II S.F. 10 yr 3.75% 12/20/32	56,033	55,246
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
2.00% 12/20/50	1,176,557	$974,881
2.00% 2/20/51	1,201,569	1,019,390
2.00% 3/20/51	1,268,060	1,044,759
2.50% 10/20/49	638,457	567,578
2.50% 12/20/50	896,898	784,705
2.50% 1/20/51	282,608	249,495
2.50% 2/20/51	4,633,088	4,091,197
2.50% 5/20/51	264,633	230,899
2.50% 6/20/51	385,602	337,170
2.50% 7/20/51	669,644	584,956
2.50% 8/20/51	8,670,827	7,638,247
2.50% 10/20/51	4,317,088	3,787,819
2.50% 11/20/51	553,484	486,496
2.50% 12/20/51	2,069,131	1,798,147
2.50% 8/20/52	82,020	72,305
2.50% 9/20/52	329,214	290,256
2.50% 2/20/53	777,962	686,186
3.00% 1/20/46	41,562	38,510
3.00% 8/20/46	314,951	291,070
3.00% 11/20/46	163,250	150,711
3.00% 2/20/47	55,964	51,715
3.00% 4/20/47	37,359	34,430
3.00% 9/20/47	216,350	199,184
3.00% 1/20/50	622,515	559,145
3.00% 3/20/50	538,629	489,116
3.00% 7/20/50	923,790	842,283
3.00% 2/20/51	6,512,470	5,960,940
3.00% 5/20/51	60,314	55,076
3.00% 7/20/51	533,629	486,858
3.00% 9/20/51	4,390,796	4,005,474
3.00% 10/20/51	514,259	469,228
3.00% 11/20/51	793,260	715,029
3.00% 12/20/51	779,097	710,634
3.00% 1/20/52	801,733	730,317
3.00% 2/20/52	2,245,425	2,035,796
3.00% 3/20/52	8,500,629	7,715,340
3.00% 4/20/52	1,753,825	1,569,085
3.00% 11/20/52	610,028	556,523
3.00% 12/20/52	928,250	846,268
3.00% 1/20/53	438,609	400,166
3.00% 4/20/53	170,956	156,231
3.50% 3/20/45	8,891	8,486
3.50% 4/20/45	158,101	150,886
3.50% 11/20/45	176,843	168,618
3.50% 1/20/46	105,528	100,581
3.50% 3/20/46	502,628	479,066
3.50% 4/20/46	337,804	321,818
3.50% 5/20/46	138,491	131,913
3.50% 6/20/46	232,305	221,097
3.50% 7/20/46	143,396	136,435
3.50% 9/20/46	42,829	40,750
3.50% 9/20/47	1,781,837	1,689,216
3.50% 10/20/47	344,689	326,358
3.50% 9/20/48	4,910,159	4,660,600
LVIP JPMorgan Core Bond Fund–13

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 10/20/48	104,095	$98,867
3.50% 11/20/48	1,027,593	975,882
3.50% 10/20/49	76,045	71,250
3.50% 2/20/50	107,345	100,835
3.50% 4/20/50	854,297	799,831
3.50% 2/20/52	673,761	631,386
3.50% 3/20/52	358,173	329,336
3.50% 4/20/52	2,205,789	2,071,953
3.50% 6/20/52	318,885	295,681
3.50% 12/20/52	1,350,030	1,268,119
3.50% 2/20/53	87,917	82,908
3.75% 4/20/48	1,373,878	1,319,868
4.00% 10/20/44	22,779	22,470
4.00% 8/20/46	422,695	414,482
4.00% 2/20/47	117,655	115,362
4.00% 6/20/47	1,080,285	1,054,955
4.00% 9/20/47	654,794	641,828
4.00% 11/20/47	342,480	335,185
4.00% 12/20/47	138,637	135,684
4.00% 2/20/48	424,714	411,512
4.00% 3/20/48	1,448,168	1,417,403
4.00% 4/20/48	102,620	100,148
4.00% 5/20/48	151,455	147,947
4.00% 8/20/48	403,575	394,099
4.00% 9/20/48	120,442	117,726
4.00% 2/20/49	770,645	751,666
4.00% 3/20/49	240,573	234,930
4.00% 4/20/49	201,632	196,524
4.00% 10/20/49	83,017	81,195
4.00% 11/20/49	580,984	566,616
4.00% 1/20/50	64,572	61,779
4.00% 2/20/50	413,586	403,771
4.00% 3/20/50	461,698	448,317
4.00% 4/20/50	984,539	953,540
4.00% 2/20/52	927,208	895,924
4.00% 5/20/52	1,196,027	1,156,146
4.00% 6/20/52	1,196,761	1,158,281
4.00% 8/20/52	2,059,938	1,991,248
4.00% 4/20/53	184,813	178,651
4.50% 8/20/47	180,639	181,017
4.50% 4/20/48	324,524	324,754
4.50% 5/20/48	16,935	16,942
4.50% 6/20/48	383,388	383,443
4.50% 7/20/48	8,265	8,265
4.50% 8/20/48	1,424,892	1,424,804
4.50% 10/20/48	281,024	280,977
4.50% 12/20/48	498,713	498,605
4.50% 1/20/49	559,634	559,455
4.50% 2/20/49	506,046	505,859
4.50% 3/20/49	1,043,170	1,042,837
4.50% 9/20/49	679,932	688,710
4.50% 2/20/50	1,063,351	1,062,310
4.50% 3/20/50	110,776	110,712
4.50% 5/20/50	1,187,162	1,184,274
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 11/20/50	566,792	$566,756
4.50% 12/20/50	144,822	144,783
4.50% 5/20/52	2,016,100	1,999,579
4.50% 8/20/52	964,664	953,003
4.50% 9/20/52	2,337,812	2,313,977
5.00% 5/20/48	117,684	119,619
5.00% 6/20/48	77,766	78,972
5.00% 9/20/48	146,345	148,481
5.00% 10/20/48	567,148	576,211
5.00% 11/20/48	238,964	242,020
5.00% 12/20/48	344,916	350,055
5.00% 1/20/49	401,064	406,546
5.00% 4/20/49	232,916	236,027
5.00% 9/20/49	239,888	243,758
5.00% 11/20/49	148,313	150,728
5.00% 1/20/50	213,593	216,929
5.00% 12/20/51	60,851	61,481
5.00% 9/20/52	437,795	444,048
5.00% 10/20/52	955,133	957,853
5.00% 11/20/52	1,321,429	1,325,583
5.00% 12/20/52	176,495	176,997
5.00% 1/20/53	2,931,038	2,944,032
5.00% 3/20/53	90,941	91,180
5.00% 5/20/53	459,395	460,850
5.00% 6/20/63	891,891	885,919
5.50% 11/20/52	1,538,229	1,555,149
5.50% 2/20/53	539,116	545,717
5.50% 6/20/53	786,238	795,906
5.50% 7/20/53	1,092,542	1,105,976
6.00% 4/20/53	982,194	1,003,851
6.00% 6/20/53	898,766	922,979
6.00% 6/20/63	787,527	794,309
7.50% 12/20/26	143	144
8.00% 11/20/26	2,251	2,285
8.00% 1/20/27	269	272
Total Agency Mortgage-Backed Securities (Cost $558,104,104)		582,608,415
AGENCY OBLIGATIONS–0.04%
^Fannie Mae Principal Strip 0.00% 3/23/28	630,000	552,416
Tennessee Valley Authority
4.25% 9/15/65	101,000	92,616
4.63% 9/15/60	93,000	91,845
5.88% 4/1/36	140,000	161,992
Total Agency Obligations (Cost $883,280)		898,869
CORPORATE BONDS–26.89%
Aerospace & Defense–0.74%
BAE Systems Holdings, Inc. 3.80% 10/7/24	45,000	44,985
BAE Systems PLC
1.90% 2/15/31	200,000	170,830
5.80% 10/11/41	51,000	54,424
LVIP JPMorgan Core Bond Fund–14

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co.
2.20% 2/4/26	200,000	$192,598
2.70% 2/1/27	810,000	768,336
2.80% 3/1/27	240,000	227,708
3.20% 3/1/29	830,000	768,269
3.25% 3/1/28	224,000	211,207
3.75% 2/1/50	320,000	224,966
5.93% 5/1/60	560,000	536,406
6.30% 5/1/29	1,190,000	1,251,984
6.39% 5/1/31	675,000	717,752
6.53% 5/1/34	1,110,000	1,191,324
General Dynamics Corp. 4.25% 4/1/40	50,000	46,793
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	440,877
5.25% 6/1/31	1,080,000	1,124,121
5.40% 7/31/33	297,000	310,231
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,392,681
4.50% 5/15/36	640,000	639,212
Northrop Grumman Corp.
5.15% 5/1/40	140,000	142,181
5.25% 5/1/50	3,390,000	3,463,071
RTX Corp.
2.25% 7/1/30	570,000	511,818
3.13% 7/1/50	1,520,000	1,088,846
3.75% 11/1/46	80,000	65,353
4.13% 11/16/28	980,000	977,535
4.15% 5/15/45	138,000	120,617
4.35% 4/15/47	90,000	79,908
5.15% 2/27/33	221,000	229,756
		16,993,789
Agriculture–0.29%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,476,504
3.40% 2/4/41	610,000	475,530
BAT Capital Corp.
2.26% 3/25/28	210,000	195,384
3.56% 8/15/27	600,000	587,732
4.39% 8/15/37	250,000	227,398
4.54% 8/15/47	754,000	636,877
BAT International Finance PLC 1.67% 3/25/26	160,000	153,726
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	360,913
4.65% 9/17/34	1,228,000	1,225,341
Philip Morris International, Inc. 2.10% 5/1/30	810,000	723,055
Reynolds American, Inc. 5.85% 8/15/45	150,000	150,070
Viterra Finance BV 3.20% 4/21/31	400,000	365,850
		6,578,380
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.34%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	180,128	$168,236
3.55% 7/15/31	128,168	119,744
3.60% 9/15/28	57,425	55,719
4.13% 11/15/26	75,381	74,807
♦American Airlines Pass-Through Trust
3.00% 4/15/30	82,243	77,393
3.38% 11/1/28	879,883	835,508
3.70% 4/1/28	25,256	24,427
♦British Airways Pass-Through Trust
3.30% 6/15/34	119,070	111,526
3.80% 3/20/33	49,851	48,215
4.13% 3/20/33	67,239	63,709
♦Continental Airlines Pass-Through Trust 4.00% 4/29/26	11,947	11,934
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	243,052	235,444
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	483,329	480,388
4.75% 10/20/28	1,580,000	1,578,129
♦Spirit Airlines Pass-Through Trust 3.38% 8/15/31	39,567	36,526
♦United Airlines Class AA Pass-Through Trust 5.45% 8/15/38	2,784,000	2,897,308
♦United Airlines Pass-Through Trust
2.70% 11/1/33	179,364	160,061
2.88% 4/7/30	66,644	62,337
3.10% 4/7/30	213,261	194,126
3.65% 7/7/27	29,257	28,614
3.70% 9/1/31	287,543	263,739
4.00% 10/11/27	38,129	37,546
4.15% 2/25/33	190,598	182,886
4.30% 2/15/27	100,678	99,629
4.60% 9/1/27	61,887	61,033
		7,908,984
Apparel–0.08%
NIKE, Inc.
2.75% 3/27/27	320,000	311,862
2.85% 3/27/30	1,220,000	1,149,076
3.25% 3/27/40	330,000	276,755
		1,737,693
Auto Manufacturers–0.33%
General Motors Co.
5.60% 10/15/32	240,000	247,564
6.75% 4/1/46	150,000	163,260
LVIP JPMorgan Core Bond Fund–15

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
1.20% 10/15/24	110,000	$109,821
1.25% 1/8/26	231,000	221,649
2.35% 1/8/31	97,000	83,029
2.70% 6/10/31	320,000	275,753
3.80% 4/7/25	180,000	178,702
5.40% 5/8/27	730,000	745,446
5.75% 2/8/31	810,000	837,492
5.95% 4/4/34	690,000	714,104
Hyundai Capital America
1.30% 1/8/26	115,000	110,450
1.50% 6/15/26	45,000	42,820
1.80% 10/15/25	140,000	136,025
1.80% 1/10/28	215,000	197,040
2.38% 10/15/27	130,000	122,492
3.00% 2/10/27	200,000	193,659
4.55% 9/26/29	1,700,000	1,696,416
5.65% 6/26/26	1,280,000	1,305,803
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	170,586
		7,552,111
Auto Parts & Equipment–0.00%
Lear Corp. 2.60% 1/15/32	110,000	93,810
		93,810
Banks–9.84%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	827,505
6.58% 10/13/26	1,800,000	1,832,434
μAIB Group PLC 6.61% 9/13/29	1,490,000	1,594,070
ANZ New Zealand International Ltd.
2.55% 2/13/30	200,000	183,278
3.45% 1/21/28	200,000	194,892
5.36% 8/14/28	300,000	311,474
Banco Nacional de Panama 2.50% 8/11/30	300,000	248,491
Banco Santander SA
μ1.72% 9/14/27	200,000	189,462
2.75% 5/28/25	3,400,000	3,347,750
μ4.18% 3/24/28	200,000	198,089
μ5.37% 7/15/28	1,000,000	1,023,540
5.44% 7/15/31	600,000	627,386
5.59% 8/8/28	600,000	624,594
6.61% 11/7/28	600,000	651,003
Bank of America Corp.
μ1.32% 6/19/26	1,780,000	1,736,152
μ1.66% 3/11/27	100,000	96,122
μ1.73% 7/22/27	235,000	224,352
μ1.90% 7/23/31	1,450,000	1,258,025
μ2.09% 6/14/29	204,000	188,385
μ2.57% 10/20/32	2,450,000	2,148,246
μ2.59% 4/29/31	1,083,000	982,110
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ2.68% 6/19/41	743,000	$558,645
μ2.97% 2/4/33	3,510,000	3,143,356
μ3.37% 1/23/26	100,000	99,442
μ3.59% 7/21/28	2,840,000	2,787,691
μ3.71% 4/24/28	260,000	256,236
3.95% 4/21/25	92,000	91,543
μ3.97% 3/5/29	1,596,000	1,577,195
μ3.97% 2/7/30	890,000	874,502
μ4.08% 3/20/51	3,690,000	3,205,617
4.25% 10/22/26	2,600,000	2,598,693
μ4.33% 3/15/50	720,000	653,898
μ4.38% 4/27/28	360,000	360,570
4.45% 3/3/26	3,890,000	3,895,339
5.00% 1/21/44	1,660,000	1,688,823
μ5.08% 1/20/27	313,000	315,544
μ5.20% 4/25/29	590,000	606,642
μ5.29% 4/25/34	650,000	675,790
μ5.43% 8/15/35	1,061,000	1,087,634
μ5.82% 9/15/29	710,000	747,193
μ5.87% 9/15/34	420,000	453,121
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	196,647
5.60% 3/20/30	1,505,000	1,561,302
6.25% 9/16/26	287,000	290,872
μBank of Montreal 4.64% 9/10/30	692,000	699,175
μBank of New York Mellon Corp.
6.32% 10/25/29	1,170,000	1,258,500
6.47% 10/25/34	980,000	1,107,608
Bank of Nova Scotia
1.30% 6/11/25	650,000	635,858
3.45% 4/11/25	1,610,000	1,599,053
μ4.59% 5/4/37	590,000	561,218
μ4.74% 11/10/32	720,000	722,284
4.85% 2/1/30	390,000	399,102
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	232,352
4.94% 1/26/26	760,000	765,749
μBarclays PLC
2.89% 11/24/32	200,000	175,409
4.94% 9/10/30	795,000	801,570
4.97% 5/16/29	1,450,000	1,466,130
5.09% 6/20/30	600,000	601,924
6.50% 9/13/27	750,000	776,865
BNP Paribas SA
μ1.32% 1/13/27	232,000	222,261
μ2.22% 6/9/26	1,113,000	1,091,604
μ3.13% 1/20/33	320,000	285,714
3.38% 1/9/25	300,000	298,392
4.40% 8/14/28	1,360,000	1,353,113
4.63% 3/13/27	390,000	388,771
LVIP JPMorgan Core Bond Fund–16

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (continued)
μ5.13% 1/13/29	2,720,000	$2,777,497
μ5.20% 1/10/30	960,000	982,605
μ5.89% 12/5/34	1,230,000	1,327,908
BPCE SA
1.00% 1/20/26	305,000	292,125
μ1.65% 10/6/26	250,000	242,108
μ2.28% 1/20/32	250,000	213,027
μ5.72% 1/18/30	592,000	611,418
μ5.94% 5/30/35	1,350,000	1,413,647
μ5.98% 1/18/27	250,000	253,745
μ6.71% 10/19/29	1,500,000	1,602,874
μ7.00% 10/19/34	975,000	1,091,779
μCaixaBank SA 6.68% 9/13/27	385,000	400,418
Citigroup, Inc.
μ2.52% 11/3/32	870,000	755,086
μ2.56% 5/1/32	625,000	549,326
μ2.57% 6/3/31	3,210,000	2,888,721
μ2.90% 11/3/42	75,000	56,516
μ3.06% 1/25/33	221,000	197,390
μ3.11% 4/8/26	510,000	504,974
3.30% 4/27/25	3,100,000	3,073,891
μ3.52% 10/27/28	75,000	73,215
μ3.67% 7/24/28	605,000	594,223
μ3.79% 3/17/33	1,250,000	1,170,951
μ3.89% 1/10/28	200,000	197,991
μ4.08% 4/23/29	74,000	73,274
4.40% 6/10/25	78,000	77,721
4.45% 9/29/27	7,790,000	7,800,850
μ4.54% 9/19/30	1,664,000	1,665,930
4.65% 7/23/48	1,540,000	1,452,727
μ4.66% 5/24/28	300,000	302,537
4.75% 5/18/46	470,000	440,997
μ4.91% 5/24/33	1,990,000	2,005,849
8.13% 7/15/39	50,000	66,343
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	589,042
3.75% 7/21/26	450,000	443,263
μ3.76% 4/6/33	500,000	466,032
4.38% 8/4/25	2,740,000	2,725,592
μCredit Agricole SA
1.25% 1/26/27	400,000	382,331
1.91% 6/16/26	1,110,000	1,086,306
5.34% 1/10/30	1,560,000	1,605,273
6.32% 10/3/29	425,000	451,917
μDanske Bank AS
3.24% 12/20/25	350,000	348,151
4.61% 10/2/30	1,054,000	1,052,794
5.71% 3/1/30	970,000	1,010,975
Deutsche Bank AG
μ2.13% 11/24/26	205,000	198,519
μ2.55% 1/7/28	350,000	333,631
μ5.00% 9/11/30	520,000	522,806
μ5.40% 9/11/35	535,000	538,452
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
5.41% 5/10/29	985,000	$1,023,371
μ5.71% 2/8/28	546,000	557,809
μ6.72% 1/18/29	795,000	841,616
μ6.82% 11/20/29	1,540,000	1,657,756
μDNB Bank ASA 1.61% 3/30/28	325,000	303,253
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	206,920
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	185,896
μ2.38% 7/21/32	95,000	82,389
2.60% 2/7/30	400,000	367,246
μ2.64% 2/24/28	301,000	289,317
μ2.65% 10/21/32	1,120,000	983,999
μ2.91% 7/21/42	580,000	440,926
μ3.21% 4/22/42	250,000	199,350
3.50% 4/1/25	470,000	467,091
3.50% 11/16/26	2,690,000	2,649,650
μ3.62% 3/15/28	270,000	265,636
μ3.69% 6/5/28	3,022,000	2,974,160
μ3.81% 4/23/29	45,000	44,118
μ4.02% 10/31/38	400,000	362,979
μ4.22% 5/1/29	1,780,000	1,769,621
4.25% 10/21/25	1,695,000	1,688,692
μ4.41% 4/23/39	215,000	202,692
4.75% 10/21/45	810,000	787,183
5.15% 5/22/45	610,000	609,798
μ5.80% 8/10/26	330,000	332,908
6.25% 2/1/41	1,260,000	1,432,270
μ6.48% 10/24/29	1,330,000	1,432,195
6.75% 10/1/37	650,000	748,468
HSBC Holdings PLC
μ2.21% 8/17/29	200,000	183,374
μ2.36% 8/18/31	300,000	263,732
μ3.97% 5/22/30	1,740,000	1,695,424
μ4.04% 3/13/28	2,010,000	1,989,310
μ5.73% 5/17/32	250,000	263,357
μ6.33% 3/9/44	200,000	225,914
6.50% 9/15/37	250,000	274,532
μ7.39% 11/3/28	315,000	341,018
ING Groep NV 3.95% 3/29/27	200,000	198,413
μKBC Group NV 6.32% 9/21/34	520,000	566,552
μKeyCorp 4.79% 6/1/33	55,000	53,845
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	234,098
μ3.51% 3/18/26	200,000	198,600
4.50% 11/4/24	220,000	219,746
4.58% 12/10/25	200,000	199,294
4.65% 3/24/26	1,070,000	1,067,878
μ5.46% 1/5/28	1,180,000	1,206,440
μ5.68% 1/5/35	1,285,000	1,351,815
μ5.72% 6/5/30	1,000,000	1,047,889
LVIP JPMorgan Core Bond Fund–17

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMacquarie Bank Ltd. 3.05% 3/3/36	200,000	$174,875
Macquarie Group Ltd.
μ1.34% 1/12/27	210,000	201,421
μ5.03% 1/15/30	220,000	223,763
6.21% 11/22/24	330,000	330,376
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	209,435
2.05% 7/17/30	340,000	299,155
3.75% 7/18/39	515,000	460,743
μ3.84% 4/17/26	570,000	566,687
μ4.08% 4/19/28	590,000	586,771
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	242,265
2.87% 9/13/30	220,000	203,153
5.74% 5/27/31	400,000	423,112
5.78% 7/6/29	380,000	397,473
Morgan Stanley
μ1.79% 2/13/32	280,000	237,013
μ2.19% 4/28/26	2,230,000	2,195,078
μ2.48% 1/21/28	39,000	37,453
μ2.70% 1/22/31	1,740,000	1,593,651
μ3.22% 4/22/42	265,000	213,664
•3.59% 7/22/28	222,000	217,528
μ3.62% 4/1/31	3,530,000	3,389,384
μ3.77% 1/24/29	1,326,000	1,304,162
4.30% 1/27/45	85,000	78,319
4.35% 9/8/26	20,000	20,048
μ4.43% 1/23/30	209,000	209,457
μ5.04% 7/19/30	870,000	894,035
μ5.12% 2/1/29	155,000	158,912
μ5.16% 4/20/29	490,000	503,652
μ5.17% 1/16/30	100,000	103,085
μ5.32% 7/19/35	1,180,000	1,225,339
μ5.42% 7/21/34	120,000	125,143
μ5.45% 7/20/29	175,000	181,842
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	287,628
NatWest Group PLC
4.80% 4/5/26	283,000	284,294
μ4.89% 5/18/29	1,660,000	1,677,285
μ5.08% 1/27/30	215,000	219,000
μ5.78% 3/1/35	4,150,000	4,413,180
μ5.81% 9/13/29	440,000	460,766
μ5.85% 3/2/27	830,000	844,737
NatWest Markets PLC 5.41% 5/17/29	345,000	358,782
Nordea Bank Abp 5.38% 9/22/27	200,000	206,066
μNorthern Trust Corp. 3.38% 5/8/32	29,000	28,231
μPNC Financial Services Group, Inc. 5.07% 1/24/34	361,000	366,001
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
1.15% 6/10/25	620,000	$605,801
3.88% 5/4/32	1,930,000	1,863,349
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,524,077
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	209,266
4.86% 9/11/30	2,415,000	2,434,181
6.53% 1/10/29	470,000	497,946
6.83% 11/21/26	434,000	443,079
Skandinaviska Enskilda Banken AB 5.38% 3/5/29	1,630,000	1,693,514
μSociete Generale SA
1.49% 12/14/26	260,000	249,036
1.79% 6/9/27	215,000	204,255
2.89% 6/9/32	500,000	433,483
5.63% 1/19/30	1,811,000	1,855,602
μStandard Chartered PLC
1.46% 1/14/27	245,000	234,889
5.69% 5/14/28	1,055,000	1,083,398
5.91% 5/14/35	3,213,000	3,399,949
6.19% 7/6/27	225,000	231,038
μState Street Corp. 4.82% 1/26/34	200,000	202,401
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,397
3.04% 7/16/29	345,000	324,997
5.52% 1/13/28	370,000	383,709
5.71% 1/13/30	370,000	391,864
5.72% 9/14/28	510,000	535,531
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	387,343
Toronto-Dominion Bank
1.15% 6/12/25	620,000	605,580
4.46% 6/8/32	1,180,000	1,172,323
5.16% 1/10/28	240,000	247,196
5.52% 7/17/28	110,000	115,073
μTruist Financial Corp.
5.71% 1/24/35	800,000	842,789
6.05% 6/8/27	2,000,000	2,052,283
7.16% 10/30/29	1,420,000	1,556,495
μU.S. Bancorp
2.22% 1/27/28	130,000	124,127
5.78% 6/12/29	840,000	880,349
5.84% 6/12/34	330,000	352,350
UBS AG
4.50% 6/26/48	200,000	190,532
5.00% 7/9/27	1,560,000	1,594,214
7.50% 2/15/28	2,620,000	2,877,778
UBS Group AG
μ1.31% 2/2/27	270,000	258,212
μ2.19% 6/5/26	250,000	245,398
μ2.75% 2/11/33	440,000	381,335
LVIP JPMorgan Core Bond Fund–18

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (continued)
μ3.09% 5/14/32	840,000	$757,473
μ3.87% 1/12/29	250,000	244,613
4.13% 4/15/26	890,000	885,804
μ4.19% 4/1/31	1,280,000	1,250,131
μ4.49% 5/12/26	350,000	348,979
4.55% 4/17/26	870,000	872,188
μ4.75% 5/12/28	1,320,000	1,328,431
μ9.02% 11/15/33	390,000	492,828
μUniCredit SpA 1.98% 6/3/27	200,000	191,276
Wells Fargo & Co.
μ2.19% 4/30/26	2,160,000	2,124,830
μ2.39% 6/2/28	750,000	713,113
μ2.88% 10/30/30	1,390,000	1,289,237
3.00% 10/23/26	1,060,000	1,036,000
μ3.35% 3/2/33	1,070,000	978,168
4.15% 1/24/29	1,290,000	1,286,139
4.30% 7/22/27	670,000	671,538
μ4.48% 4/4/31	1,230,000	1,231,393
μ5.01% 4/4/51	7,300,000	7,157,535
μ5.56% 7/25/34	310,000	325,243
μ5.57% 7/25/29	870,000	905,152
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	570,146
		226,579,914
Beverages–0.13%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,735,589
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	176,637
Constellation Brands, Inc.
2.25% 8/1/31	100,000	86,454
2.88% 5/1/30	420,000	387,193
4.35% 5/9/27	490,000	491,341
4.50% 5/9/47	65,000	58,687
4.75% 5/9/32	20,000	20,163
5.25% 11/15/48	25,000	24,959
		2,981,023
Biotechnology–0.05%
Amgen, Inc.
1.65% 8/15/28	120,000	109,256
4.66% 6/15/51	300,000	274,767
Baxalta, Inc. 5.25% 6/23/45	3,000	3,003
Gilead Sciences, Inc.
2.60% 10/1/40	310,000	232,020
3.65% 3/1/26	160,000	158,708
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	397,464
Royalty Pharma PLC 1.20% 9/2/25	98,000	94,925
		1,270,143
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.04%
Carrier Global Corp. 3.58% 4/5/50	24,000	$18,920
Lennox International, Inc. 1.35% 8/1/25	540,000	524,515
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	51,022
3.50% 12/15/27	100,000	97,953
Masco Corp.
2.00% 10/1/30	90,000	78,480
6.50% 8/15/32	80,000	88,036
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	157,601
		1,016,527
Chemicals–0.09%
Albemarle Corp. 5.45% 12/1/44	50,000	47,435
Celanese U.S. Holdings LLC 6.05% 3/15/25	41,000	41,099
Dow Chemical Co. 4.55% 11/30/25	14,000	13,993
DuPont de Nemours, Inc. 5.32% 11/15/38	361,000	393,114
LYB International Finance III LLC
1.25% 10/1/25	79,000	76,373
3.63% 4/1/51	245,000	182,594
Nutrien Ltd.
4.00% 12/15/26	70,000	69,480
4.13% 3/15/35	90,000	83,930
4.20% 4/1/29	25,000	24,915
5.00% 4/1/49	40,000	37,847
OCP SA 4.50% 10/22/25	960,000	950,397
Union Carbide Corp. 7.75% 10/1/96	75,000	97,235
		2,018,412
Commercial Services–0.30%
DP World Ltd.
4.70% 9/30/49	1,030,000	905,813
5.63% 9/25/48	3,080,000	3,079,261
Element Fleet Management Corp.
6.27% 6/26/26	235,000	241,308
6.32% 12/4/28	990,000	1,054,967
ERAC USA Finance LLC
5.63% 3/15/42	12,000	12,747
7.00% 10/15/37	160,000	190,909
Ford Foundation 2.82% 6/1/70	90,000	57,336
Global Payments, Inc.
2.90% 5/15/30	48,000	43,719
2.90% 11/15/31	92,000	80,977
3.20% 8/15/29	236,000	221,101
LVIP JPMorgan Core Bond Fund–19

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc. (continued)
5.30% 8/15/29	91,000	$93,540
Pepperdine University 3.30% 12/1/59	110,000	77,454
Quanta Services, Inc.
2.35% 1/15/32	270,000	231,763
2.90% 10/1/30	360,000	331,469
S&P Global, Inc. 2.90% 3/1/32	193,000	175,529
University of Miami 4.06% 4/1/52	120,000	103,446
University of Southern California 3.23% 10/1/20	110,000	72,232
		6,973,571
Computers–0.17%
Apple, Inc.
2.70% 8/5/51	965,000	664,768
3.45% 2/9/45	82,000	68,868
3.75% 9/12/47	140,000	120,627
CGI, Inc. 2.30% 9/14/31	370,000	317,126
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	295,027
5.25% 2/1/28	287,000	296,482
6.02% 6/15/26	128,000	131,072
Hewlett Packard Enterprise Co. 5.00% 10/15/34	1,820,000	1,801,839
Leidos, Inc.
2.30% 2/15/31	120,000	104,250
5.75% 3/15/33	150,000	157,791
		3,957,850
Cosmetics & Personal Care–0.13%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	579,555
3.38% 3/24/29	850,000	820,396
3.63% 3/24/32	640,000	602,003
Kenvue, Inc. 4.90% 3/22/33	930,000	962,679
		2,964,633
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	72,974
		72,974
Diversified Financial Services–1.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,520,000	1,459,653
3.00% 10/29/28	2,670,000	2,522,180
3.30% 1/30/32	1,535,000	1,385,335
6.10% 1/15/27	440,000	455,602
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
μAmerican Express Co. 5.10% 2/16/28	1,300,000	$1,324,934
Aviation Capital Group LLC 5.50% 12/15/24	174,000	173,851
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	153,926
2.53% 11/18/27	1,301,000	1,214,881
4.25% 4/15/26	245,000	242,466
4.38% 5/1/26	1,525,000	1,509,760
5.50% 1/15/26	8,395,000	8,437,826
5.75% 3/1/29	1,053,000	1,085,470
5.75% 11/15/29	1,735,000	1,790,724
6.38% 5/4/28	1,960,000	2,048,893
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	18,756
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	70,314
μ2.62% 11/2/32	235,000	200,809
4.20% 10/29/25	40,000	39,717
μ4.99% 7/24/26	120,000	120,008
μ5.70% 2/1/30	990,000	1,025,228
Intercontinental Exchange, Inc.
4.25% 9/21/48	230,000	204,334
4.60% 3/15/33	270,000	273,074
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	84,998
LSEGA Financing PLC 2.00% 4/6/28	475,000	440,580
Macquarie Airfinance Holdings Ltd. 5.15% 3/17/30	725,000	726,577
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	219,252
Nasdaq, Inc. 5.55% 2/15/34	125,000	131,867
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	179,052
6.07% 7/12/28	800,000	842,287
Nuveen LLC 4.00% 11/1/28	160,000	158,933
		28,541,287
Electric–2.38%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	25,229
Alabama Power Co. 6.13% 5/15/38	62,000	69,175
Ameren Illinois Co. 3.25% 3/15/50	185,000	135,537
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	233,621
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	210,862
Avangrid, Inc. 3.15% 12/1/24	72,000	71,730
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	75,444
5.40% 6/1/53	385,000	398,941
LVIP JPMorgan Core Bond Fund–20

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Baltimore Gas & Electric Co. (continued)
5.65% 6/1/54	850,000	$914,590
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	136,154
3.95% 3/1/48	10,000	8,268
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	219,320
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	313,911
4.55% 11/15/30	65,000	65,249
CMS Energy Corp. 2.95% 2/15/27	47,000	45,482
Comision Federal de Electricidad 3.88% 7/26/33	690,000	581,588
Commonwealth Edison Co. 3.65% 6/15/46	30,000	24,400
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	240,491
3.95% 4/1/50	200,000	171,208
4.50% 5/15/58	54,000	47,555
5.70% 6/15/40	38,000	40,521
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	247,442
5.60% 6/15/42	2,500,000	2,586,180
5.75% 10/1/41	1,144,000	1,206,888
5.80% 3/1/33	299,000	320,726
6.25% 10/1/39	100,000	111,944
6.50% 10/1/53	330,000	381,416
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	43,224
DTE Electric Co.
3.65% 3/1/52	226,000	180,099
5.40% 4/1/53	185,000	194,250
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,072,013
DTE Energy Co. 4.88% 6/1/28	350,000	357,345
Duke Energy Corp.
2.65% 9/1/26	100,000	97,238
3.15% 8/15/27	240,000	233,175
5.80% 6/15/54	1,500,000	1,583,440
6.10% 9/15/53	880,000	963,530
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	36,636
Duke Energy Progress LLC 3.70% 10/15/46	54,000	43,453
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	185,005
3.62% 8/1/27	160,000	156,316
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Edison International 3.55% 11/15/24	284,000	$283,310
Electricite de France SA 5.95% 4/22/34	960,000	1,022,228
Emera U.S. Finance LP 4.75% 6/15/46	130,000	115,783
Entergy Corp. 2.95% 9/1/26	21,000	20,494
Entergy Louisiana LLC
2.40% 10/1/26	59,000	57,075
2.90% 3/15/51	130,000	86,771
3.05% 6/1/31	38,000	35,028
4.00% 3/15/33	40,000	38,234
Entergy Mississippi LLC 3.85% 6/1/49	135,000	108,143
Entergy Texas, Inc. 5.80% 9/1/53	100,000	106,815
Evergy Metro, Inc. 4.20% 3/15/48	50,000	42,643
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,530,000	1,582,988
Evergy, Inc. 2.90% 9/15/29	170,000	157,861
Eversource Energy 3.38% 3/1/32	310,000	282,197
Exelon Corp. 5.30% 3/15/33	300,000	312,827
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,535,321
FirstEnergy Corp.
1.60% 1/15/26	250,000	240,923
3.90% 7/15/27	1,610,000	1,593,276
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,289
Florida Power & Light Co.
5.30% 4/1/53	210,000	219,379
5.40% 9/1/35	50,000	52,771
Fortis, Inc. 3.06% 10/4/26	124,000	120,657
ITC Holdings Corp. 2.95% 5/14/30	100,000	92,269
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,845
6.15% 6/1/37	30,000	33,241
Massachusetts Electric Co. 4.00% 8/15/46	56,000	46,242
MidAmerican Energy Co.
3.65% 4/15/29	820,000	805,571
5.85% 9/15/54	220,000	245,016
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	655,053
Monongahela Power Co. 5.85% 2/15/34	140,000	150,053
Nevada Power Co.
3.70% 5/1/29	100,000	97,932
6.00% 3/15/54	160,000	176,957
LVIP JPMorgan Core Bond Fund–21

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
New England Power Co. 3.80% 12/5/47	45,000	$35,983
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	48,659
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,628
5.25% 2/28/53	170,000	170,349
5.55% 3/15/54	2,200,000	2,297,201
5.75% 9/1/25	610,000	616,174
Niagara Mohawk Power Corp. 1.96% 6/27/30	250,000	219,167
NRG Energy, Inc.
2.00% 12/2/25	185,000	178,495
2.45% 12/2/27	210,000	196,744
4.45% 6/15/29	110,000	107,493
Ohio Power Co. 5.00% 6/1/33	345,000	350,988
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	154,172
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	131,201
2.50% 2/1/31	360,000	315,415
2.95% 3/1/26	595,000	580,700
3.30% 8/1/40	720,000	559,222
3.45% 7/1/25	145,000	143,329
3.50% 8/1/50	180,000	130,353
3.75% 8/15/42	33,000	26,098
4.00% 12/1/46	230,000	182,974
4.30% 3/15/45	55,000	46,003
5.80% 5/15/34	2,890,000	3,054,298
6.40% 6/15/33	488,000	533,388
6.75% 1/15/53	15,000	17,103
PECO Energy Co. 2.80% 6/15/50	100,000	67,956
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	981,272
5.45% 5/21/28	490,000	503,650
6.15% 5/21/48	2,820,000	2,958,750
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,657,300
5.53% 6/1/51	1,865,000	1,973,351
5.54% 7/15/49	245,000	259,661
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	155,757
5.10% 6/1/54	205,000	207,839
5.21% 12/1/49	110,000	111,937
Potomac Electric Power Co. 6.50% 11/15/37	75,000	86,597
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	232,611
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Co. of Oklahoma
5.25% 1/15/33	280,000	$288,281
6.63% 11/15/37	175,000	196,916
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,264,982
5.38% 11/1/39	28,000	29,200
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	906,135
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	72,314
SCE Recovery Funding LLC
4.70% 6/15/42	249,999	251,321
5.11% 12/14/49	110,000	111,135
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	317,677
Sigeco Securitization I LLC 5.03% 11/15/38	244,300	249,559
Southern California Edison Co.
3.65% 3/1/28	80,000	78,297
4.05% 3/15/42	100,000	86,346
5.55% 1/15/36	80,000	83,134
5.70% 3/1/53	115,000	121,346
5.75% 4/15/54	1,500,000	1,604,512
5.88% 12/1/53	290,000	314,528
Southern Co. 5.70% 3/15/34	1,490,000	1,599,242
Southern Power Co. 5.15% 9/15/41	50,000	49,360
Tampa Electric Co. 4.45% 6/15/49	100,000	90,205
Toledo Edison Co. 6.15% 5/15/37	50,000	55,754
Union Electric Co.
5.20% 4/1/34	1,580,000	1,651,590
5.45% 3/15/53	250,000	260,959
Virginia Electric & Power Co. 6.35% 11/30/37	70,000	78,585
Vistra Operations Co. LLC 6.00% 4/15/34	817,000	873,097
WEC Energy Group, Inc.
3.55% 6/15/25	11,000	10,902
5.60% 9/12/26	370,000	379,356
		54,748,339
Electrical Components & Equipment–0.03%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	770,063
		770,063
Electronics–0.05%
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,209,839
		1,209,839
LVIP JPMorgan Core Bond Fund–22

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.02%
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	$356,710
		356,710
Entertainment–0.15%
Warnermedia Holdings, Inc.
3.76% 3/15/27	320,000	309,423
4.05% 3/15/29	410,000	388,408
4.28% 3/15/32	1,940,000	1,723,364
5.05% 3/15/42	150,000	122,447
5.14% 3/15/52	300,000	231,382
6.41% 3/15/26	650,000	650,384
		3,425,408
Food–0.23%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	233,149
5.38% 1/9/36	200,000	205,807
6.05% 1/15/29	200,000	211,335
Campbell Soup Co. 3.13% 4/24/50	47,000	33,097
Conagra Brands, Inc. 5.30% 11/1/38	35,000	35,139
J.M. Smucker Co.
6.20% 11/15/33	525,000	580,716
6.50% 11/15/53	445,000	515,206
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 6.75% 3/15/34	381,000	422,109
Kellanova 5.25% 3/1/33	283,000	295,861
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	135,411
4.63% 10/1/39	200,000	190,710
Kroger Co.
2.20% 5/1/30	500,000	445,246
5.00% 9/15/34	460,000	463,836
5.40% 7/15/40	18,000	18,249
5.50% 9/15/54	350,000	352,241
McCormick & Co., Inc. 2.50% 4/15/30	342,000	310,799
Tyson Foods, Inc. 5.70% 3/15/34	880,000	927,233
		5,376,144
Gas–0.29%
APA Infrastructure Ltd.
4.25% 7/15/27	73,000	73,001
5.13% 9/16/34	1,752,000	1,742,967
Atmos Energy Corp.
4.13% 10/15/44	50,000	44,183
4.13% 3/15/49	155,000	132,596
5.00% 12/15/54	943,000	921,042
5.90% 11/15/33	1,000,000	1,098,905
Boston Gas Co. 4.49% 2/15/42	22,000	19,399
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	$64,905
NiSource, Inc.
1.70% 2/15/31	190,000	160,402
2.95% 9/1/29	85,000	79,640
5.20% 7/1/29	1,100,000	1,138,996
ONE Gas, Inc. 2.00% 5/15/30	200,000	177,501
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	193,426
Southern California Gas Co.
2.55% 2/1/30	195,000	178,653
6.35% 11/15/52	200,000	231,545
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,745
3.95% 10/1/46	21,000	17,304
4.40% 6/1/43	42,000	37,599
5.75% 9/15/33	220,000	236,492
5.88% 3/15/41	96,000	103,117
Southwest Gas Corp. 3.80% 9/29/46	44,000	35,138
		6,703,556
Health Care Products–0.08%
Abbott Laboratories
4.75% 11/30/36	620,000	636,118
4.90% 11/30/46	700,000	712,744
Boston Scientific Corp. 4.55% 3/1/39	49,000	47,983
DH Europe Finance II SARL 3.25% 11/15/39	184,000	155,233
Medtronic, Inc. 4.63% 3/15/45	100,000	96,036
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	286,131
		1,934,245
Health Care Services–0.63%
Aetna, Inc. 3.88% 8/15/47	360,000	281,142
Ascension Health 2.53% 11/15/29	190,000	176,427
Children's Hospital 2.93% 7/15/50	180,000	124,635
Cigna Group
4.50% 2/25/26	83,000	83,199
4.90% 12/15/48	700,000	659,242
CommonSpirit Health
1.55% 10/1/25	145,000	139,874
2.78% 10/1/30	145,000	131,914
3.91% 10/1/50	140,000	112,624
Elevance Health, Inc.
3.65% 12/1/27	330,000	325,379
4.10% 3/1/28	55,000	54,792
4.10% 5/15/32	600,000	585,609
4.55% 5/15/52	490,000	437,216
LVIP JPMorgan Core Bond Fund–23

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	$289,747
2.88% 9/1/50	230,000	160,540
HCA, Inc.
5.13% 6/15/39	125,000	123,306
5.45% 9/15/34	1,980,000	2,037,300
5.50% 6/15/47	245,000	243,505
Humana, Inc.
3.13% 8/15/29	840,000	792,640
3.70% 3/23/29	1,320,000	1,284,408
3.95% 3/15/27	930,000	922,198
4.50% 4/1/25	110,000	109,776
Memorial Health Services 3.45% 11/1/49	245,000	194,579
Mount Sinai Hospital 3.98% 7/1/48	83,000	61,546
MultiCare Health System 2.80% 8/15/50	120,000	76,335
MyMichigan Health 3.41% 6/1/50	80,000	60,186
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	601,946
Providence St Joseph Health Obligated Group 2.75% 10/1/26	36,000	34,855
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,760
Roche Holdings, Inc. 2.61% 12/13/51	970,000	641,993
Sutter Health 5.55% 8/15/53	400,000	433,868
Texas Health Resources 2.33% 11/15/50	140,000	87,309
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	106,399
2.90% 5/15/50	380,000	266,174
3.13% 5/15/60	80,000	54,600
3.25% 5/15/51	140,000	103,705
3.70% 8/15/49	1,770,000	1,425,503
3.88% 12/15/28	230,000	228,677
3.88% 8/15/59	490,000	390,813
5.05% 4/15/53	320,000	317,656
5.88% 2/15/53	140,000	154,972
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	127,061
		14,460,410
Housewares–0.02%
Newell Brands, Inc. 5.70% 4/1/26	350,000	350,859
		350,859
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.81%
Aon North America, Inc.
5.45% 3/1/34	1,690,000	$1,774,366
5.75% 3/1/54	1,530,000	1,620,786
Athene Global Funding
1.45% 1/8/26	370,000	355,540
2.50% 1/14/25	103,000	102,195
2.95% 11/12/26	515,000	499,040
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	177,175
4.25% 1/15/49	910,000	842,670
4.30% 5/15/43	62,000	58,890
Brown & Brown, Inc. 2.38% 3/15/31	460,000	398,222
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	444,704
CNO Global Funding 5.88% 6/4/27	2,350,000	2,420,711
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	181,994
3.85% 4/5/29	130,000	126,635
Corebridge Global Funding 5.90% 9/19/28	270,000	284,014
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	643,738
F&G Global Funding
1.75% 6/30/26	185,000	175,305
5.88% 6/10/27	1,100,000	1,126,990
Fidelity & Guaranty Life Holdings, Inc. 5.50% 5/1/25	57,000	56,997
Guardian Life Global Funding 1.10% 6/23/25	240,000	234,250
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	19,339
Hartford Financial Services Group, Inc. 4.30% 4/15/43	70,000	62,578
High Street Funding Trust I 4.11% 2/15/28	825,000	802,905
Jackson National Life Global Funding 3.88% 6/11/25	87,000	86,387
Liberty Mutual Group, Inc.
3.95% 10/15/50	207,000	161,945
4.57% 2/1/29	27,000	27,117
MetLife, Inc.
4.13% 8/13/42	28,000	25,003
6.40% 12/15/66	1,220,000	1,293,534
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	255,813
New York Life Global Funding
0.95% 6/24/25	460,000	448,053
2.35% 7/14/26	65,000	63,132
New York Life Insurance Co. 4.45% 5/15/69	105,000	91,007
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	178,401
LVIP JPMorgan Core Bond Fund–24

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Pacific Life Global Funding II 5.50% 8/28/26	275,000	$281,498
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	110,212
Pine Street Trust III 6.22% 5/15/54	1,000,000	1,084,047
Principal Financial Group, Inc. 3.70% 5/15/29	30,000	29,286
Principal Life Global Funding II 1.25% 6/23/25	230,000	224,665
Prudential Financial, Inc. 3.91% 12/7/47	61,000	50,710
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,130,217
Prudential Insurance Co. of America 8.30% 7/1/25	710,000	726,606
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	43,454
		18,720,131
Internet–0.58%
Amazon.com, Inc.
2.10% 5/12/31	750,000	663,919
2.50% 6/3/50	5,570,000	3,679,797
3.15% 8/22/27	1,030,000	1,011,132
3.30% 4/13/27	210,000	207,318
3.60% 4/13/32	1,870,000	1,807,085
3.95% 4/13/52	390,000	338,991
4.05% 8/22/47	460,000	414,012
4.25% 8/22/57	150,000	135,778
4.95% 12/5/44	480,000	498,599
Meta Platforms, Inc. 5.40% 8/15/54	1,330,000	1,393,380
Prosus NV
3.68% 1/21/30	600,000	565,866
4.03% 8/3/50	2,720,000	1,988,653
Uber Technologies, Inc. 4.80% 9/15/34	615,000	614,148
		13,318,678
Iron & Steel–0.03%
Reliance, Inc. 1.30% 8/15/25	600,000	582,187
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	116,527
		698,714
Machinery Diversified–0.03%
nVent Finance SARL 4.55% 4/15/28	75,000	75,095
Otis Worldwide Corp.
2.06% 4/5/25	300,000	295,838
2.57% 2/15/30	280,000	256,549
Xylem, Inc. 2.25% 1/30/31	110,000	96,624
		724,106
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.57%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	$330,068
4.80% 3/1/50	980,000	750,260
5.13% 7/1/49	1,160,000	932,165
5.38% 4/1/38	1,308,000	1,193,304
5.50% 4/1/63	480,000	391,108
Comcast Corp.
2.80% 1/15/51	930,000	617,064
2.89% 11/1/51	1,196,000	803,674
2.94% 11/1/56	481,000	314,359
2.99% 11/1/63	206,000	130,670
3.15% 3/1/26	840,000	828,390
3.40% 4/1/30	570,000	546,837
3.45% 2/1/50	400,000	302,646
3.95% 10/15/25	1,690,000	1,685,229
4.00% 3/1/48	110,000	92,171
4.00% 11/1/49	152,000	126,953
4.15% 10/15/28	2,320,000	2,323,615
4.25% 1/15/33	167,000	164,262
Cox Communications, Inc.
2.95% 10/1/50	180,000	113,139
3.35% 9/15/26	67,000	65,606
Paramount Global 2.90% 1/15/27	23,000	22,010
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	103,582
Time Warner Cable LLC
5.50% 9/1/41	100,000	86,707
6.55% 5/1/37	250,000	247,452
7.30% 7/1/38	430,000	451,722
Walt Disney Co. 6.65% 11/15/37	350,000	413,589
		13,036,582
Mining–0.45%
Anglo American Capital PLC
4.00% 9/11/27	710,000	699,016
4.75% 4/10/27	430,000	432,080
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,128,717
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	700,000	702,078
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	939,596
Glencore Funding LLC
2.50% 9/1/30	750,000	672,397
4.00% 3/27/27	400,000	396,257
5.63% 4/4/34	1,020,000	1,064,489
Southern Copper Corp. 5.25% 11/8/42	4,420,000	4,315,911
		10,350,541
LVIP JPMorgan Core Bond Fund–25

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.03%
Eaton Corp. 4.15% 11/2/42	780,000	$714,115
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	27,377
		741,492
Oil & Gas–1.35%
Aker BP ASA
5.13% 10/1/34	600,000	592,876
5.80% 10/1/54	325,000	320,185
Apache Corp. 6.00% 1/15/37	1,690,000	1,745,839
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	243,376
2.94% 6/4/51	345,000	234,501
3.00% 3/17/52	135,000	92,670
3.12% 5/4/26	1,390,000	1,368,965
3.41% 2/11/26	150,000	148,749
4.81% 2/13/33	310,000	314,146
Chevron Corp.
2.00% 5/11/27	200,000	191,065
3.08% 5/11/50	460,000	336,827
Chevron USA, Inc. 3.85% 1/15/28	500,000	501,021
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,498,203
5.75% 1/15/31	20,000	20,462
Devon Energy Corp.
4.50% 1/15/30	640,000	634,331
4.75% 5/15/42	150,000	132,795
5.60% 7/15/41	940,000	921,389
5.85% 12/15/25	570,000	575,788
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,048,417
3.50% 12/1/29	1,400,000	1,331,549
Ecopetrol SA
5.38% 6/26/26	32,000	31,933
5.88% 5/28/45	3,100,000	2,327,105
Eni USA, Inc. 7.30% 11/15/27	50,000	54,286
EQT Corp.
3.90% 10/1/27	60,000	58,961
7.00% 2/1/30	680,000	742,435
Exxon Mobil Corp.
3.00% 8/16/39	405,000	332,647
3.45% 4/15/51	570,000	441,685
4.33% 3/19/50	90,000	81,516
HF Sinclair Corp. 5.88% 4/1/26	138,000	139,951
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	806,080
5.75% 4/19/47	2,050,000	1,891,924
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	598,364
3.50% 8/15/29	380,000	357,802
4.10% 2/15/47	580,000	440,315
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
4.20% 3/15/48	160,000	$126,069
4.30% 8/15/39	494,000	422,846
4.40% 4/15/46	290,000	235,331
4.50% 7/15/44	2,170,000	1,764,078
4.63% 6/15/45	890,000	738,589
5.55% 3/15/26	170,000	171,935
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,434,800
Phillips 66 Co.
3.15% 12/15/29	95,000	89,828
4.90% 10/1/46	77,000	70,975
5.30% 6/30/33	270,000	278,336
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	153,857
1.90% 8/15/30	920,000	806,590
2.15% 1/15/31	1,390,000	1,221,116
Shell International Finance BV
2.38% 11/7/29	150,000	139,027
2.88% 5/10/26	610,000	598,262
3.25% 4/6/50	1,890,000	1,402,590
Suncor Energy, Inc.
5.95% 12/1/34	60,000	64,697
6.80% 5/15/38	145,000	165,789
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	271,289
3.13% 5/29/50	260,000	188,279
3.46% 7/12/49	145,000	111,270
Valero Energy Corp.
2.15% 9/15/27	128,000	120,732
7.50% 4/15/32	14,000	16,310
		31,150,753
Oil & Gas Services–0.04%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14% 11/7/29	180,000	170,569
Halliburton Co.
3.80% 11/15/25	20,000	19,859
4.85% 11/15/35	30,000	29,956
5.00% 11/15/45	220,000	210,748
6.70% 9/15/38	60,000	69,083
NOV, Inc. 3.60% 12/1/29	200,000	189,794
Schlumberger Holdings Corp. 3.90% 5/17/28	301,000	297,673
		987,682
LVIP JPMorgan Core Bond Fund–26

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.02%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	$268,667
Packaging Corp. of America 4.05% 12/15/49	155,000	128,887
WRKCo, Inc. 3.90% 6/1/28	35,000	34,350
		431,904
Pharmaceuticals–1.03%
AbbVie, Inc.
2.60% 11/21/24	2,290,000	2,282,161
2.95% 11/21/26	530,000	518,837
3.60% 5/14/25	460,000	457,067
4.05% 11/21/39	510,000	471,094
4.25% 11/21/49	1,190,000	1,065,908
4.40% 11/6/42	370,000	348,943
4.50% 5/14/35	100,000	99,680
4.55% 3/15/35	60,000	60,015
4.85% 6/15/44	200,000	197,658
4.88% 11/14/48	110,000	108,264
5.05% 3/15/34	455,000	475,256
AstraZeneca PLC 6.45% 9/15/37	50,000	58,464
Becton Dickinson & Co.
3.73% 12/15/24	70,000	69,779
4.67% 6/6/47	75,000	69,717
4.69% 12/15/44	340,000	317,763
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	125,204
3.20% 6/15/26	410,000	404,604
3.70% 3/15/52	714,000	567,263
4.13% 6/15/39	114,000	105,460
4.55% 2/20/48	707,000	651,744
5.55% 2/22/54	113,000	119,710
5.65% 2/22/64	1,030,000	1,091,511
Cencora, Inc. 5.13% 2/15/34	1,550,000	1,595,848
CVS Health Corp.
1.88% 2/28/31	180,000	151,621
2.13% 9/15/31	590,000	498,546
3.63% 4/1/27	230,000	226,796
3.75% 4/1/30	740,000	709,116
4.25% 4/1/50	710,000	573,078
4.30% 3/25/28	1,271,000	1,267,578
5.05% 3/25/48	2,143,000	1,955,980
5.13% 7/20/45	840,000	782,623
5.25% 2/21/33	330,000	337,159
♦CVS Pass-Through Trust
4.70% 1/10/36	128,139	119,992
5.93% 1/10/34	58,242	59,217
7.51% 1/10/32	50,601	53,949
8.35% 7/10/31	50,751	55,372
Eli Lilly & Co. 4.95% 2/27/63	210,000	210,045
Johnson & Johnson 2.10% 9/1/40	1,390,000	1,010,551
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
2.75% 12/10/51	170,000	$114,935
2.90% 12/10/61	245,000	157,892
4.00% 3/7/49	220,000	190,815
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	214,053
5.30% 5/19/53	515,000	532,739
Pfizer, Inc. 2.70% 5/28/50	760,000	526,676
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	423,739
3.18% 7/9/50	1,044,000	749,522
5.65% 7/5/44	781,000	821,758
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	125,745
Viatris, Inc. 2.30% 6/22/27	589,000	554,995
Zoetis, Inc. 2.00% 5/15/30	170,000	150,242
		23,836,684
Pipelines–1.23%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	156,146
Cameron LNG LLC 3.70% 1/15/39	188,000	162,130
Cheniere Energy, Inc.
5.65% 4/15/34	710,000	734,573
5.65% 4/15/34	710,000	708,564
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	424,628
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	810,000	864,270
6.54% 11/15/53	1,230,000	1,385,307
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	106,317
Enbridge, Inc.
5.63% 4/5/34	1,850,000	1,940,309
5.70% 3/8/33	260,000	274,027
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,773,330
5.30% 4/1/44	50,000	47,818
5.40% 10/1/47	670,000	638,005
6.00% 6/15/48	335,000	342,980
6.10% 2/15/42	60,000	62,323
6.25% 4/15/49	340,000	357,510
Enterprise Products Operating LLC
4.80% 2/1/49	190,000	177,478
6.65% 10/15/34	370,000	421,127
7.55% 4/15/38	206,000	255,287
Flex Intermediate Holdco LLC
3.36% 6/30/31	355,000	311,071
4.32% 12/30/39	130,000	103,971
LVIP JPMorgan Core Bond Fund–27

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	224,935	$189,090
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	160,891
3.45% 10/15/27	372,000	359,851
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	432,693
Kinder Morgan, Inc.
5.00% 2/1/29	1,147,000	1,171,506
5.20% 6/1/33	315,000	318,877
5.20% 3/1/48	70,000	65,384
5.55% 6/1/45	550,000	543,466
MPLX LP
4.70% 4/15/48	550,000	479,661
5.50% 6/1/34	1,580,000	1,623,264
5.50% 2/15/49	870,000	847,071
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	902,195
ONEOK Partners LP 6.65% 10/1/36	15,000	16,719
ONEOK, Inc.
2.20% 9/15/25	250,000	244,448
4.75% 10/15/31	140,000	140,000
5.55% 11/1/26	320,000	327,252
5.80% 11/1/30	500,000	532,299
6.05% 9/1/33	1,030,000	1,100,519
6.63% 9/1/53	1,340,000	1,486,917
Sabine Pass Liquefaction LLC 5.63% 3/1/25	76,000	76,070
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	337,561
5.03% 10/1/29	385,000	386,005
Targa Resources Corp. 5.50% 2/15/35	1,425,000	1,467,581
TransCanada PipeLines Ltd.
4.75% 5/15/38	80,000	77,142
6.20% 10/15/37	70,000	76,817
Western Midstream Operating LP
3.10% 2/1/25	1,080,000	1,070,965
4.05% 2/1/30	110,000	105,909
Williams Cos., Inc.
4.90% 1/15/45	360,000	333,134
5.65% 3/15/33	200,000	209,309
		28,329,767
Private Equity–0.00%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,244
4.70% 9/20/47	9,000	8,320
4.85% 3/29/29	54,000	55,063
		117,627
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.05%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	$77,378
=Opendoor Property trust 4.07% 2/15/26	1,000,000	975,500
		1,052,878
Real Estate Investment Trusts–0.51%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	112,500
2.00% 5/18/32	240,000	198,593
3.80% 4/15/26	23,000	22,810
4.00% 2/1/50	125,000	99,755
American Tower Corp.
1.50% 1/31/28	325,000	296,197
1.88% 10/15/30	275,000	236,902
2.10% 6/15/30	150,000	132,111
2.95% 1/15/51	85,000	57,665
3.10% 6/15/50	130,000	90,594
3.38% 10/15/26	44,000	43,237
3.70% 10/15/49	230,000	178,173
American Tower Trust #1 3.65% 3/15/48	160,000	155,710
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	184,409
2.50% 8/16/31	105,000	91,193
3.85% 2/1/25	50,000	49,716
COPT Defense Properties LP
2.25% 3/15/26	470,000	453,957
2.75% 4/15/31	326,000	285,245
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,832
5.80% 3/1/34	665,000	705,282
DOC Dr. LLC 2.63% 11/1/31	130,000	113,500
Equinix, Inc.
2.00% 5/15/28	463,000	426,893
2.90% 11/18/26	285,000	277,399
Essex Portfolio LP
1.65% 1/15/31	200,000	167,278
2.65% 3/15/32	145,000	126,254
5.50% 4/1/34	420,000	436,601
Extra Space Storage LP
2.20% 10/15/30	300,000	262,838
2.40% 10/15/31	125,000	107,536
4.00% 6/15/29	150,000	147,060
5.90% 1/15/31	1,060,000	1,124,394
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	41,633
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	133,949
3.10% 2/15/30	310,000	284,836
Healthpeak OP LLC
2.13% 12/1/28	330,000	301,968
LVIP JPMorgan Core Bond Fund–28

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthpeak OP LLC (continued)
3.00% 1/15/30	90,000	$83,877
3.50% 7/15/29	132,000	126,619
Mid-America Apartments LP
1.70% 2/15/31	150,000	127,117
3.95% 3/15/29	230,000	227,462
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,259
4.30% 10/15/28	150,000	149,136
5.50% 6/15/34	640,000	665,960
5.60% 10/15/33	150,000	156,967
Prologis LP
2.13% 10/15/50	150,000	85,597
2.88% 11/15/29	95,000	89,272
Public Storage Operating Co. 2.25% 11/9/31	131,000	114,024
Realty Income Corp. 4.85% 3/15/30	280,000	286,948
Regency Centers LP 2.95% 9/15/29	215,000	201,098
Sabra Health Care LP 3.20% 12/1/31	210,000	184,827
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	345,703
Scentre Group Trust 1/Scentre Group Trust 2 3.50% 2/12/25	170,000	168,951
UDR, Inc.
1.90% 3/15/33	240,000	190,027
2.10% 8/1/32	160,000	131,869
2.95% 9/1/26	28,000	27,164
3.00% 8/15/31	25,000	22,787
3.20% 1/15/30	150,000	140,960
Ventas Realty LP
3.25% 10/15/26	25,000	24,418
3.85% 4/1/27	49,000	48,371
4.13% 1/15/26	9,000	8,957
Welltower OP LLC
3.10% 1/15/30	85,000	79,839
6.50% 3/15/41	125,000	142,029
WP Carey, Inc.
2.25% 4/1/33	180,000	148,760
4.25% 10/1/26	245,000	244,036
		11,650,054
Retail–0.35%
7-Eleven, Inc.
0.95% 2/10/26	170,000	162,242
1.80% 2/10/31	140,000	117,983
2.50% 2/10/41	139,000	97,432
AutoZone, Inc. 1.65% 1/15/31	180,000	151,886
Costco Wholesale Corp.
1.38% 6/20/27	930,000	872,363
1.75% 4/20/32	380,000	323,701
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc.
2.50% 4/15/27	320,000	$309,241
3.25% 4/15/32	1,690,000	1,581,440
3.30% 4/15/40	530,000	442,955
3.35% 4/15/50	680,000	522,665
3.63% 4/15/52	235,000	189,088
3.90% 6/15/47	90,000	76,869
McDonald's Corp.
4.20% 4/1/50	500,000	432,286
4.70% 12/9/35	60,000	60,648
4.88% 12/9/45	1,060,000	1,029,510
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	79,126
3.60% 9/1/27	49,000	48,213
Starbucks Corp.
4.80% 2/15/33	440,000	450,918
4.90% 2/15/31	850,000	882,434
Walmart, Inc. 1.80% 9/22/31	180,000	156,544
		7,987,544
Savings & Loans–0.10%
μNationwide Building Society
2.97% 2/16/28	920,000	887,172
4.30% 3/8/29	525,000	520,068
6.56% 10/18/27	865,000	900,608
		2,307,848
Semiconductors–0.52%
Analog Devices, Inc. 2.80% 10/1/41	227,000	172,001
Broadcom, Inc.
1.95% 2/15/28	592,000	549,659
3.14% 11/15/35	2,778,000	2,375,566
3.19% 11/15/36	400,000	339,015
4.15% 11/15/30	230,000	227,128
4.93% 5/15/37	650,000	649,438
5.05% 7/12/29	2,400,000	2,472,199
Intel Corp.
3.05% 8/12/51	800,000	512,328
3.10% 2/15/60	50,000	30,411
3.25% 11/15/49	800,000	538,123
5.70% 2/10/53	100,000	98,517
KLA Corp.
3.30% 3/1/50	150,000	113,468
4.65% 7/15/32	520,000	532,172
Marvell Technology, Inc. 5.75% 2/15/29	380,000	398,687
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,288,618
3.70% 4/1/60	660,000	543,099
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	315,467
2.70% 5/1/25	190,000	187,381
3.25% 5/11/41	370,000	288,759
LVIP JPMorgan Core Bond Fund–29

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
5.00% 1/15/33	140,000	$141,672
Texas Instruments, Inc. 5.05% 5/18/63	276,000	276,952
		12,050,660
Software–0.48%
Cadence Design Systems, Inc. 4.70% 9/10/34	1,594,000	1,603,940
Fiserv, Inc.
3.20% 7/1/26	70,000	68,712
4.40% 7/1/49	65,000	57,458
Intuit, Inc.
5.20% 9/15/33	350,000	369,203
5.50% 9/15/53	110,000	118,230
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,523,876
2.92% 3/17/52	820,000	602,036
3.04% 3/17/62	40,000	28,788
3.45% 8/8/36	20,000	18,648
Oracle Corp.
1.65% 3/25/26	2,010,000	1,932,120
2.88% 3/25/31	2,310,000	2,101,504
2.95% 4/1/30	120,000	111,585
3.60% 4/1/40	450,000	374,392
3.60% 4/1/50	220,000	167,487
4.00% 7/15/46	110,000	91,249
4.65% 5/6/30	540,000	550,652
4.90% 2/6/33	310,000	315,739
Roper Technologies, Inc.
1.40% 9/15/27	350,000	324,177
2.00% 6/30/30	160,000	140,559
VMware LLC
1.40% 8/15/26	404,000	382,743
4.65% 5/15/27	135,000	135,948
		11,019,046
Telecommunications–0.94%
AT&T, Inc.
1.65% 2/1/28	55,000	50,702
2.25% 2/1/32	1,460,000	1,253,181
2.30% 6/1/27	520,000	496,567
2.55% 12/1/33	1,090,000	918,747
2.75% 6/1/31	265,000	239,596
3.55% 9/15/55	226,000	165,304
3.65% 6/1/51	381,000	292,162
3.65% 9/15/59	160,000	116,089
3.80% 2/15/27	1,020,000	1,010,835
3.80% 12/1/57	200,000	151,427
Corning, Inc. 3.90% 11/15/49	284,000	231,288
Crown Castle Towers LLC 3.66% 5/15/45	60,000	59,534
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	$143,743
Telefonica Emisiones SA 5.21% 3/8/47	340,000	322,523
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	586,704
2.55% 2/15/31	420,000	374,348
3.00% 2/15/41	800,000	614,398
3.30% 2/15/51	190,000	137,930
3.50% 4/15/25	680,000	675,150
3.75% 4/15/27	130,000	128,438
3.88% 4/15/30	5,690,000	5,533,358
5.05% 7/15/33	700,000	717,495
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,615
2.55% 3/21/31	1,280,000	1,142,934
2.65% 11/20/40	590,000	434,719
2.88% 11/20/50	180,000	122,072
3.40% 3/22/41	200,000	163,338
3.85% 11/1/42	680,000	580,983
4.00% 3/22/50	680,000	566,659
4.13% 8/15/46	480,000	413,544
4.40% 11/1/34	690,000	673,864
4.50% 8/10/33	2,680,000	2,648,156
5.25% 3/16/37	430,000	447,093
Vodafone Group PLC
4.88% 6/19/49	255,000	234,392
5.63% 2/10/53	35,000	35,626
		21,691,514
Transportation–0.09%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	23,323
4.70% 9/1/45	35,000	33,564
5.15% 9/1/43	77,000	79,591
5.40% 6/1/41	126,000	132,163
5.50% 3/15/55	810,000	873,672
5.75% 5/1/40	85,000	92,890
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	184,731
CSX Corp.
3.35% 9/15/49	10,000	7,617
4.75% 11/15/48	108,000	103,742
5.50% 4/15/41	50,000	52,635
Norfolk Southern Corp.
3.95% 10/1/42	70,000	60,602
4.05% 8/15/52	40,000	33,382
Union Pacific Corp.
3.84% 3/20/60	270,000	215,728
4.10% 9/15/67	150,000	122,941
		2,016,581
LVIP JPMorgan Core Bond Fund–30

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	$24,505
3.95% 3/10/25	25,000	24,871
5.25% 7/1/29	100,000	102,980
6.05% 8/1/28	310,000	326,296
		478,652
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	172,430
4.00% 12/1/46	52,000	44,533
		216,963
Total Corporate Bonds (Cost $596,412,555)		619,493,075
LOAN AGREEMENT–0.02%
=∞Onesky 3.88% 1/15/31	596,593	568,352
Total Loan Agreement (Cost $601,693)		568,352
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	31,448
Ohio State University Series B 4.80% 6/1/11	98,000	92,744
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	140,470
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	289,668
Total Municipal Bonds (Cost $531,221)		554,330
NON-AGENCY ASSET-BACKED SECURITIES–10.20%
ACC Trust Series 2022-1 B 2.55% 2/20/25	78,294	77,683
American Credit Acceptance Receivables Trust Series 2023-4 C 6.99% 9/12/30	3,816,000	3,928,434
American Homes 4 Rent Trust
Series 2015-SFR1 D 4.41% 4/17/52	380,000	377,832
Series 2015-SFR1 E 5.64% 4/17/52	100,000	100,008
Series 2015-SFR2 C 4.69% 10/17/52	200,000	199,348
AMSR Trust
Series 2020-SFR1 E 3.22% 4/17/37	850,000	837,751
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	979,752
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	728,269
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
AMSR Trust (continued)
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	$964,958
Series 2021-SFR1 D 2.60% 6/17/38	5,059,000	4,653,540
Series 2021-SFR4 E2 3.01% 12/17/38	3,800,000	3,597,968
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	939,461
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.79% (SOFR30A + 1.45%) 1/15/37	1,527,462	1,523,646
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A A 4.62% 2/20/27	750,000	749,945
Series 2024-1A A 5.36% 6/20/30	2,642,000	2,715,339
=Bastion Funding I LLC Series 2023-1A A2 7.12% 4/25/38	2,112,747	2,129,437
=Bedrock ABS I LLC 7.95% 12/27/37	798,235	825,695
=Bg Beta I Ltd. 6.28% 7/16/54	2,700,000	2,793,690
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	663,852	611,504
Bridge Trust
Series 2022-SFR1 C 4.45% 11/17/37	900,000	887,187
Series 2024-SFR1 C 4.30% 8/17/40	875,000	833,041
Series 2024-SFR1 D 4.30% 8/17/40	1,526,000	1,427,788
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C 5.65% 4/16/29	2,341,000	2,375,052
Series 2024-3 C 5.70% 7/16/29	2,255,000	2,294,921
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	545,952	533,869
CarMax Auto Owner Trust Series 2023-4 A3 6.00% 7/17/28	480,000	492,218
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	157,000	145,902
Carvana Auto Receivables Trust
Series 2023-N1 B 5.85% 11/10/27	3,840,000	3,867,832
Series 2023-P3 A3 5.82% 8/10/28	275,000	279,566
Series 2023-P4 A4 6.16% 9/10/29	631,000	659,500
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	679,231	612,755
LVIP JPMorgan Core Bond Fund–31

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
=CFIN Issuer LLC Series 2022-RTL1 AA 3.25% 2/16/26	304,533	$299,965
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	917,105
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	467,694
Series 2019-3 B 3.16% 10/15/52	700,000	648,038
Series 2020-3 B 2.20% 8/15/53	810,000	712,508
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 5.53% (TSFR01M + 0.67%) 4/25/34	1,056	1,040
Series 2004-1 M1 5.72% (TSFR01M + 0.86%) 3/25/34	4,499	4,545
Series 2004-1 M2 5.79% (TSFR01M + 0.94%) 3/25/34	1,586	1,668
CPS Auto Receivables Trust
Series 2022-D C 7.69% 1/16/29	880,000	902,846
Series 2023-D C 7.17% 1/15/30	3,686,000	3,816,731
Credit Acceptance Auto Loan Trust
Series 2022-3A C 8.45% 2/15/33	900,000	941,199
Series 2023-2A A 5.92% 5/16/33	1,000,000	1,010,428
Series 2023-3A A 6.39% 8/15/33	700,000	716,274
Series 2024-1A C 6.71% 7/17/34	3,910,000	4,056,055
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.35% (TSFR01M + 0.25%) 1/15/37	411,768	381,199
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	650,000	619,752
=Diversified ABS Phase VIII LLC Series 2024-1A A1 7.08% 5/30/44	1,354,126	1,379,719
=DP Lion Holdco LLC Series 2023-1A A 8.24% 11/30/43	1,834,573	1,896,215
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	917,340
Series 2022-3A D 8.14% 7/17/28	750,000	779,474
Series 2023-2A C 5.79% 2/15/29	956,000	964,667
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.74% (SOFR30A + 1.46%) 3/25/36	703,828	$705,717
Exeter Automobile Receivables Trust
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,085,753
Series 2023-5A C 6.85% 1/16/29	1,824,000	1,891,038
Series 2024-2A D 5.92% 2/15/30	4,241,000	4,347,431
FHF Issuer Trust Series 2023-2A A2 6.79% 10/15/29	2,147,682	2,192,762
First Investors Auto Owner Trust Series 2023-1A C 6.81% 12/17/29	4,000,000	4,188,384
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	778,215
Series 2020-SFR1 E 2.79% 8/17/37	1,100,000	1,074,437
Series 2020-SFR2 E 2.67% 10/19/37	850,000	827,003
Series 2021-SFR1 E1 2.39% 8/17/38	5,142,000	4,873,169
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	861,725
Series 2022-SFR3 C 4.50% 7/17/38	784,000	773,324
•FMC GMSR Issuer Trust
Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,449,237
Series 2021-GT1 A 3.62% 7/25/26	4,200,000	3,928,591
Series 2021-GT2 A 3.85% 10/25/26	3,050,000	2,872,385
Series 2024-SAT1 A 6.50% 3/26/27	5,675,000	5,692,503
Foundation Finance Trust
Series 2020-1A A 3.54% 7/16/40	104,084	102,841
Series 2023-2A D 9.10% 6/15/49	2,900,000	3,056,424
=FW Energy Asset Issuer LLC
7.51% 8/25/44	3,400,000	3,494,180
8.50% 8/25/44	1,100,000	1,136,410
GLS Auto Receivables Issuer Trust
Series 2023-3A C 6.01% 5/15/29	523,000	532,207
Series 2024-2A C 6.03% 2/15/30	4,545,000	4,675,106
GLS Auto Select Receivables Trust Series 2023-2A A3 6.38% 2/15/29	4,250,000	4,404,211
Goodgreen Trust
=Series 2017 R1 5.00% 10/20/51	61,969	60,686
LVIP JPMorgan Core Bond Fund–32

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Goodgreen Trust (continued)
Series 2017-1A A 3.74% 10/15/52	27,945	$26,147
Series 2017-2A A 3.26% 10/15/53	115,281	107,362
Series 2019-2A A 2.76% 4/15/55	210,063	185,203
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,199,311	1,029,872
Granite Park Equipment Leasing LLC Series 2023-1A A3 6.46% 9/20/32	2,800,000	2,925,315
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,234,925	1,998,071
Hero Funding Series 2017-3A A2 3.95% 9/20/48	71,697	65,563
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	16,353	14,838
Series 2017-1A A2 4.46% 9/20/47	53,862	50,409
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	1,840,000	1,715,332
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.26% (TSFR01M + 1.16%) 6/16/36	399,838	397,745
Home Partners of America Trust Series 2020-2 E 3.08% 1/17/41	811,940	702,184
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,121,322
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	382,202	387,158
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	1,854,653	1,860,070
Lending Funding Trust
Series 2020-2A A 2.32% 4/21/31	1,305,000	1,250,723
Series 2020-2A C 4.30% 4/21/31	1,000,000	965,433
Lendmark Funding Trust
Series 2021-1A B 2.47% 11/20/31	4,600,000	4,240,113
Series 2022-1A C 6.60% 7/20/32	1,200,000	1,224,346
•Long Beach Mortgage Loan Trust
Series 2003-4 M1 5.99% (TSFR01M + 1.13%) 8/25/33	186	186
Series 2004-1 M1 5.72% (TSFR01M + 0.86%) 2/25/34	17,215	17,096
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	1,071,233	$1,054,737
Merchants Fleet Funding LLC Series 2023-1A A 7.21% 5/20/36	3,196,777	3,236,642
Mercury Financial Credit Card Master Trust Series 2024-2A A 6.56% 7/20/29	4,075,000	4,152,568
•MF1 LLC Series 2022-FL10 A 7.60% (TSFR01M + 2.64%) 9/17/37	3,100,000	3,105,816
=MNR ABS Issuer I LLC 8.95% 12/15/38	2,299,673	2,381,541
MVW LLC
Series 2019-2A B 2.44% 10/20/38	141,867	137,472
Series 2023-2A C 7.06% 11/20/40	1,327,786	1,376,657
MVW Owner Trust
Series 2019-1A A 2.89% 11/20/36	33,038	32,625
Series 2023-1A C 6.54% 10/20/40	935,673	954,840
•Navient Student Loan Trust Series 2016-3A A3 6.74% (SOFR30A + 1.46%) 6/25/65	950,886	960,542
•New Century Home Equity Loan Trust Series 2005-1 M1 5.64% (TSFR01M + 0.79%) 3/25/35	6,716	6,904
New Residential Mortgage Loan Trust Series 2022-SFR1 D 3.30% 2/17/39	1,375,000	1,282,879
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	1,691,025	1,597,371
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	319,175	313,195
Series 2021-FHT1 A 3.10% 7/25/26	573,086	552,582
Series 2021-GNT1 A 3.47% 11/25/26	550,673	527,063
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	1,473,242
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	986,236
Series 2021-1A A 0.87% 7/14/28	450,600	441,836
Series 2023-1A D 7.07% 2/14/33	682,000	712,305
Oportun Issuance Trust Series 2021-C A 2.18% 10/8/31	1,487,000	1,442,909
LVIP JPMorgan Core Bond Fund–33

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Pagaya AI Technology in Housing Trust Series 2022-1 A 4.25% 8/25/25	84,734	$83,991
PEAC Solutions Receivables LLC Series 2024-1A A3 5.64% 11/20/30	2,500,000	2,566,685
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 9.53% (SOFR30A + 4.25%) 5/25/27	850,000	862,456
PRET LLC
φSeries 2021-NPL6 A1 2.49% 7/25/51	267,749	266,098
•Series 2021-RN4 A1 2.49% 10/25/51	1,103,650	1,102,430
Progress Residential Trust
Series 2022-SFR2 A 2.95% 4/17/27	544,868	524,739
Series 2022-SFR2 E1 4.55% 4/17/27	2,700,000	2,605,223
Renew Financial Series 2017-1A A 3.67% 9/20/52	27,682	25,325
=RT Financial LLC 7.85% 10/15/43	2,376,276	2,451,842
Santander Drive Auto Receivables Trust
Series 2022-4 A3 4.14% 2/16/27	144,178	144,048
Series 2022-4 C 5.00% 11/15/29	2,950,000	2,968,344
Series 2022-5 D 5.67% 12/16/30	5,500,000	5,552,821
Series 2022-6 D 5.69% 2/18/31	5,500,000	5,588,382
Series 2023-6 C 6.40% 3/17/31	2,200,000	2,314,596
Series 2024-2 D 6.28% 8/15/31	2,249,000	2,346,009
Series 2024-3 D 5.97% 10/15/31	5,055,000	5,231,835
SCF Equipment Leasing LLC
Series 2022-2A A3 6.50% 10/21/30	2,907,313	2,949,231
Series 2022-2A C 6.50% 8/20/32	810,000	840,207
Series 2023-1A A3 6.17% 5/20/32	3,000,000	3,137,401
Series 2023-1A C 6.77% 8/22/33	3,815,000	4,104,135
Series 2024-1A C 5.82% 9/20/32	2,558,000	2,658,501
Sierra Timeshare Receivables Funding LLC Series 2020-2A A 1.33% 7/20/37	105,434	103,134
•SLC Student Loan Trust Series 2008-1 A4A 7.23% (SOFR90A + 1.86%) 12/15/32	857,314	868,161
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.54% (TSFR03M + 0.59%) 6/15/39	524,568	$514,157
Series 2006-A A5 5.50% (TSFR03M + 0.55%) 6/15/39	483,944	470,026
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	449,429	429,817
Series 2021-C APT1 1.39% 1/15/53	1,578,497	1,434,891
Series 2021-C B 2.30% 1/15/53	818,966	781,334
Series 2022-C A1A 4.48% 5/16/50	2,991,242	2,962,294
=Sonoran Auto Receivables Trust 4.76% 6/15/25	3,233	3,233
•Starwood Ltd. Series 2022-FL3 A 6.69% (SOFR30A + 1.35%) 11/15/38	2,154,634	2,129,002
Tricon American Homes Trust Series 2020-SFR2 E1 2.73% 11/17/39	2,426,000	2,261,091
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	449,712
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,395,184	1,301,737
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	174,579	163,976
Series 2019-25G 1 2.69% 7/1/44	302,251	272,542
=VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	959,900
φVOLT CI LLC Series 2021-NP10 A1 4.99% 5/25/51	273,571	270,341
φVOLT XCII LLC Series 2021-NPL1 A1 4.89% 2/27/51	101,030	100,297
φVOLT XCIII LLC Series 2021-NPL2 A1 4.89% 2/27/51	458,352	455,956
φVOLT XCIV LLC Series 2021-NPL3 A1 5.24% 2/27/51	341,771	342,012
φVOLT XCIX LLC Series 2021-NPL8 A1 5.12% 4/25/51	496,342	493,587
φVOLT XCV LLC Series 2021-NPL4 A1 5.24% 3/27/51	222,852	222,381
φVOLT XCVI LLC Series 2021-NPL5 A1 5.12% 3/27/51	242,287	241,299
φVOLT XCVII LLC Series 2021-NPL6 A1 5.24% 4/25/51	310,106	308,849
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	1,750,515	1,575,737
LVIP JPMorgan Core Bond Fund–34

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2023-3A C 6.02% 9/15/28	1,000,000	$1,019,575
Total Non-Agency Asset-Backed Securities (Cost $228,377,318)		235,055,882
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.39%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 5.51% (TSFR01M + 0.65%) 11/25/35	50,837	50,680
•Anchor Mortgage Trust 8.23% 3/25/31	4,000,000	4,115,034
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	602,995	529,800
Series 2022-3 A1 4.00% 1/25/67	1,289,875	1,260,028
~^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/19	1,395	828
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	6,402	4,945
Series 2005-6 2A7 5.50% 10/25/35	47,416	43,091
~^Series 2005-7 30 0.00% 11/25/35	4,791	4,680
•Bear Stearns ARM Trust
Series 2003-7 3A 7.05% 10/25/33	3,092	3,097
Series 2006-1 A1 7.66% (H15T1Y + 2.25%) 2/25/36	21,702	21,320
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	2,313,142	2,300,769
•CENT Trust Series 2023-CITY A 7.72% (TSFR01M + 2.62%) 9/15/38	2,750,000	2,756,867
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 2A1 5.58% 6/25/34	10,526	9,480
♦•Series 2004-HYB1 2A 5.48% 5/20/34	5,546	5,100
♦•Series 2004-HYB3 2A 4.56% 6/20/34	7,316	6,797
♦Series 2005-16 A23 5.50% 9/25/35	23,674	15,375
♦•Series 2005-22 2A1 4.73% 11/25/35	58,555	48,939
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	761,063	677,522
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 7.74% 9/25/33	2,300	2,275
~^Series 2003-UP2 1 0.00% 12/25/18	44	43
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 2A1A 3.55% 2/25/35	34,494	$28,120
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	320,548	325,320
*‡•Series 2005-20CB 3A8 0.00% (4.64% minus TSFR01M) 7/25/35	117,967	6,198
*•Series 2005-22T1 A2 0.10% (4.96% minus TSFR01M) 6/25/35	246,858	15,270
Series 2005-28CB 1A4 5.50% 8/25/35	148,232	130,400
Series 2005-54CB 1A11 5.50% 11/25/35	52,997	40,799
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	2,662,272	2,456,894
φ•Series 2019-NQM1 A3 4.06% 10/25/59	761,272	750,952
•Series 2020-RPL4 A1 2.00% 1/25/60	786,623	706,755
•Series 2021-AFC1 A1 0.83% 3/25/56	699,328	579,007
•Series 2021-AFC1 A3 1.17% 3/25/56	950,885	796,043
•Series 2021-NQM3 A3 1.63% 4/25/66	1,638,376	1,452,147
•Series 2021-NQM7 A1 1.76% 10/25/66	535,188	466,714
•Series 2021-NQM8 A1 1.84% 10/25/66	2,709,487	2,459,731
•Series 2021-RPL1 A1 4.07% 9/27/60	1,057,663	1,047,794
Series 2021-RPL2 A1 2.00% 1/25/60	476,258	422,543
•Series 2021-RPL6 A1 2.00% 10/25/60	954,766	862,638
•Series 2022-NQM1 A1 2.27% 11/25/66	2,680,887	2,415,080
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	1,899,100	1,738,654
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	725,277	607,506
•Fannie Mae-Aces Series 2023-M2 3A2 2.05% 4/25/32	7,500,000	6,442,598
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	48,280	22,550
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	93,483	84,680
LVIP JPMorgan Core Bond Fund–35

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	1,979,662	$1,909,722
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 4.64% 6/19/35	23,579	22,350
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	6,681	6,461
Series 2004-6F 1A2 5.00% 5/25/34	14,320	13,693
Series 2004-6F 3A4 6.50% 5/25/34	37,879	38,341
•Home RE Ltd. Series 2022-1 M1A 8.13% (SOFR30A + 2.85%) 10/25/34	133,857	134,095
•Impac CMB Trust Series 2007-A A 5.47% (TSFR01M + 0.61%) 5/25/37	922,692	891,756
•Impac Secured Assets Trust Series 2006-1 2A1 5.67% (TSFR01M + 0.81%) 5/25/36	4,019	3,845
•JP Morgan Mortgage Trust
Series 2006-A2 5A3 6.58% 11/25/33	3,741	3,685
Series 2017-5 A2 5.42% 10/26/48	2,666,374	2,640,812
Series 2018-4 A1 3.50% 10/25/48	311,038	286,184
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 6.65% 4/21/34	5,238	5,213
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	19,446	18,678
Series 2004-10 1A1 4.50% 9/25/19	344	336
Series 2004-4 10A1 5.00% 5/25/24	6,421	6,087
Series 2004-6 7A1 6.00% 7/25/34	42,229	42,250
~^Series 2004-7 30 0.00% 8/25/34	3,549	2,757
Series 2004-8 6A1 5.50% 9/25/19	79	79
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	32,483	32,072
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	4,831	3,688
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MFA Trust Series 2020-NQM1 A3 3.30% 8/25/49	453,419	$431,400
•NACC Reperforming Loan REMIC Trust Series 2004-R2 A1 6.50% 10/25/34	13,795	12,238
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	499,966	479,330
Series 2015-1A A3 3.75% 5/28/52	268,077	257,392
Series 2015-2A A1 3.75% 8/25/55	1,685,519	1,621,969
Series 2015-2A A2 3.75% 8/25/55	959,639	918,739
Series 2016-3A A1B 3.25% 9/25/56	542,612	509,123
Series 2016-3A B1 4.00% 9/25/56	2,203,178	2,151,899
Series 2016-4A B2 4.75% 11/25/56	1,206,137	1,189,467
Series 2017-1A A1 4.00% 2/25/57	1,343,284	1,303,725
Series 2017-2A B2 4.75% 3/25/57	1,168,774	1,161,004
Series 2017-4A A1 4.00% 5/25/57	1,274,416	1,230,232
Series 2017-6A A1 4.00% 8/27/57	2,725,278	2,637,267
Series 2022-NQM2 A1 3.08% 3/27/62	2,628,348	2,508,264
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	501,415	414,507
Series 2021-NQM3 A1 1.05% 7/25/61	782,352	648,519
Series 2021-NQM4 A1 1.96% 10/25/61	1,646,423	1,420,703
Series 2022-NQM1 A1 2.31% 11/25/61	2,581,303	2,314,036
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	59,505	11,686
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	729,060	647,508
φ•PRPM LLC Series 2024-RCF3 A1 4.00% 5/25/54	3,770,049	3,711,095
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	846	810
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	2,608,738	2,464,256
Towd Point Mortgage Trust
•Series 2016-3 B1 4.11% 4/25/56	850,000	835,217
LVIP JPMorgan Core Bond Fund–36

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Towd Point Mortgage Trust (continued)
•Series 2017-6 M1 3.25% 10/25/57	1,610,000	$1,502,647
•Series 2019-HY2 M2 6.87% (TSFR01M + 2.01%) 5/25/58	950,000	963,326
•Series 2021-R1 A1 2.92% 11/30/60	1,299,539	1,158,727
Series 2022-4 A1 3.75% 9/25/62	2,360,515	2,255,012
Vendee Mortgage Trust
Series 1996-1 1Z 6.75% 2/15/26	9,464	9,546
Series 1996-2 1Z 6.75% 6/15/26	3,899	3,957
Series 1997-1 2Z 7.50% 2/15/27	18,896	19,245
Series 1998-1 2E 7.00% 3/15/28	7,244	7,381
φ•VM Master Issuer LLC Series 2022-1 A1 6.16% 5/24/25	877,847	878,872
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 6.27% 8/25/33	2,075	2,005
Series 2003-AR9 1A6 6.58% 9/25/33	11,079	10,688
Series 2004-AR3 A2 5.71% 6/25/34	3,417	3,162
Series 2005-AR13 A1A1 5.55% (TSFR01M + 0.69%) 10/25/45	629,657	607,132
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 1A4 0.08% (4.94% minus TSFR01M) 4/25/35	251,097	14,352
*♦•Series 2005-2 2A3 0.03% (4.89% minus TSFR01M) 4/25/35	69,596	3,138
*♦Series 2005-3 CX 5.50% 5/25/35	77,518	13,347
♦Series 2005-4 CB7 5.50% 6/25/35	61,920	56,553
♦Series 2005-6 2A4 5.50% 8/25/35	15,709	13,416
Total Non-Agency Collateralized Mortgage Obligations (Cost $74,292,910)		78,180,140
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.73%
•AREIT Trust Series 2022-CRE6 A 6.59% (SOFR30A + 1.25%) 1/20/37	1,396,564	1,387,469
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BAMLL Re-REMICS Trust Series 2024-FRR3 B 1.50% 1/27/50	6,000,000	$5,470,694
•BANK Series 2018-BN14 C 4.77% 9/15/60	1,640,000	1,364,056
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	300,000	298,022
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.88% (TSFR01M + 0.78%) 6/15/38	1,130,992	1,125,346
Series 2021-XL2 A 5.90% (TSFR01M + 0.80%) 10/15/38	2,948,107	2,924,778
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	870,000	807,817
•Series 2022-LBA6 A 6.10% (TSFR01M + 1.00%) 1/15/39	1,680,000	1,669,516
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	1,950,000	1,843,535
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	94,038	93,923
Series 2016-P3 A4 3.33% 4/15/49	580,000	567,252
Series 2016-P6 A4 3.46% 12/10/49	266,043	259,428
COMM Mortgage Trust
Series 2014-CR20 A4 3.59% 11/10/47	179,923	178,490
Series 2014-CR20 AM 3.94% 11/10/47	1,200,000	1,178,541
Series 2015-CR23 A4 3.50% 5/10/48	320,000	316,824
Series 2015-CR25 A4 3.76% 8/10/48	156,000	154,168
Series 2020-CBM A2 2.90% 2/10/37	750,000	736,673
Series 2020-CBM C 3.40% 2/10/37	500,000	490,625
CSMC Trust
Series 2014-USA A2 3.95% 9/15/37	885,000	788,693
Series 2014-USA B 4.18% 9/15/37	5,620,000	5,022,845
Series 2014-USA D 4.37% 9/15/37	100,000	79,680
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	700,000	683,091
~^GAM Re-REMICS Trust
Series 2021-FRR2 A730 0.00% 9/27/51	1,250,000	1,223,390
LVIP JPMorgan Core Bond Fund–37

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
~^GAM Re-REMICS Trust (continued)
Series 2021-FRR2 B730 0.00% 9/27/51	1,750,000	$1,709,804
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	3,810,000	3,156,569
Series 2021-ROSS A 6.51% (TSFR01M + 1.41%) 5/15/26	2,970,000	2,828,598
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	390,000	385,942
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	1,000,000	986,185
•Series 2020-MKST D 7.21% (TSFR01M + 2.11%) 12/15/36	5,130,000	627,151
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,370,000	1,353,805
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,300,000	1,256,915
•MHC Trust Series 2021-MHC2 A 6.06% (TSFR01M + 0.96%) 5/15/38	417,245	415,421
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.18% 2/15/46	350,855	329,187
Series 2015-C23 A4 3.72% 7/15/50	1,230,000	1,217,438
Series 2015-C26 A5 3.53% 10/15/48	970,000	953,520
Series 2016-C29 A4 3.33% 5/15/49	540,000	527,625
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	672,416
Series 2019-PARK D 2.72% 12/15/36	987,000	773,050
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.50% (TSFR01M + 1.40%) 3/15/39	1,030,000	1,022,926
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	5,440,000	5,026,046
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	39,869
•OPG Trust Series 2021-PORT A 5.70% (TSFR01M + 0.60%) 10/15/36	2,206,299	2,184,270
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	888,493	$770,811
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,747,761
•SMRT Series 2022-MINI A 6.10% (TSFR01M + 1.00%) 1/15/39	1,740,000	1,723,160
UBS-BAMLL Trust Series 2012-WRM A 3.66% 6/10/30	3,676	3,414
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	1,530,000	1,263,981
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.85% 8/15/49	12,110,523	258,733
Series 2016-C36 XA 1.30% 11/15/59	24,696,700	429,528
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	2,461,081
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $62,560,578)		62,790,062
ΔREGIONAL BONDS–0.11%
Canada—0.11%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,070,859
Province of Manitoba Canada 2.13% 6/22/26	660,000	640,400
Province of Quebec Canada 2.50% 4/20/26	730,000	714,361
		2,425,620
Total Regional Bonds (Cost $2,376,961)		2,425,620
ΔSOVEREIGN BONDS–0.35%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	930,000	618,202
		618,202
India—0.04%
Export-Import Bank of India 3.38% 8/5/26	990,000	972,744
		972,744
Mexico—0.23%
Mexico Government International Bonds
2.66% 5/24/31	283,000	242,945
3.50% 2/12/34	5,067,000	4,310,877
3.75% 1/11/28	280,000	272,606
LVIP JPMorgan Core Bond Fund–38

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
4.40% 2/12/52	685,000	$525,755
		5,352,183
Poland—0.04%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	940,631
		940,631
Saudi Arabia—0.01%
Saudi Government International Bonds 2.25% 2/2/33	200,000	166,884
		166,884
Total Sovereign Bonds (Cost $7,692,383)		8,050,644
U.S. TREASURY OBLIGATIONS–25.54%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	805,963
1.63% 11/15/50	13,530,000	7,958,388
1.88% 2/15/51	26,123,900	16,368,256
2.00% 8/15/51	3,085,000	1,987,174
2.25% 5/15/41	4,785,000	3,708,562
2.25% 8/15/46	3,103,700	2,221,934
2.25% 8/15/49	1,095,000	758,587
2.38% 2/15/42	2,510,000	1,954,859
2.38% 11/15/49	1,365,000	970,216
2.38% 5/15/51	16,350,000	11,535,053
2.75% 8/15/42	1,800,000	1,483,172
2.75% 11/15/42	8,450,000	6,929,330
2.75% 11/15/47	1,850,000	1,440,398
2.88% 5/15/43	7,470,000	6,201,851
2.88% 5/15/49	1,420,000	1,120,968
2.88% 5/15/52	5,320,000	4,166,433
3.00% 11/15/44	663,000	553,217
3.00% 11/15/45	1,000,000	829,375
3.00% 2/15/47	28,000	22,945
3.00% 2/15/48	90,000	73,199
3.00% 8/15/48	530,000	429,818
3.13% 11/15/41	950,000	839,488
3.13% 2/15/43	720,000	622,997
3.13% 5/15/48	176,200	146,342
3.25% 5/15/42	110,000	97,797
3.38% 5/15/44	1,000,000	888,594
3.50% 2/15/39	1,037,800	990,572
3.63% 8/15/43	730,000	676,048
3.63% 2/15/44	645,000	595,315
3.63% 5/15/53	15,170,000	13,805,293
3.75% 8/15/41	2,150,000	2,072,818
3.75% 11/15/43	514,000	483,562
3.88% 8/15/40	11,875,000	11,701,514
3.88% 2/15/43	500,000	482,344
3.88% 5/15/43	35,110,000	33,804,347
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.00% 11/15/42	3,000,000	$2,952,187
4.00% 11/15/52	1,860,000	1,809,867
4.25% 5/15/39	945,000	977,004
4.38% 8/15/43	6,050,000	6,220,865
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,387,568	15,810,557
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,055,509
0.88% 11/15/30	107,605,000	91,581,943
1.25% 3/31/28	2,475,000	2,287,151
1.25% 6/30/28	3,937,500	3,617,886
1.25% 8/15/31	250,000	213,506
1.38% 11/15/31	840,400	719,691
1.63% 5/15/31	310,000	273,296
1.75% 12/31/26	2,297,100	2,205,844
1.88% 2/15/32	2,950,000	2,605,219
2.50% 2/28/26	160,000	157,175
2.63% 5/31/27	5,100,000	4,975,687
2.75% 7/31/27	2,230,000	2,180,261
2.88% 4/30/25	146,000	144,801
2.88% 8/15/28	168,450,000	164,166,369
2.88% 5/15/32	1,630,000	1,540,732
3.13% 8/31/27	2,935,000	2,898,656
3.13% 8/31/29	2,895,000	2,834,725
3.38% 5/15/33	37,340,000	36,302,940
3.63% 3/31/30	7,150,000	7,154,748
3.88% 11/30/27	3,000,000	3,026,250
3.88% 8/15/33	370,000	372,977
3.88% 8/15/34	5,000,000	5,035,156
4.00% 2/15/34	15,877,400	16,150,293
4.50% 11/15/33	22,200,000	23,444,414
4.63% 9/15/26	2,480,000	2,524,466
4.88% 10/31/30	24,170,000	25,797,698
^U.S. Treasury Strip Coupon
0.00% 11/15/26	250,000	231,471
0.00% 2/15/27	300,000	275,614
0.00% 5/15/27	725,000	660,081
0.00% 8/15/27	250,000	225,416
0.00% 8/15/29	3,400,000	2,843,944
0.00% 8/15/30	300,000	240,823
0.00% 11/15/30	500,000	397,255
0.00% 2/15/31	350,000	275,512
0.00% 5/15/31	275,000	214,277
0.00% 11/15/31	760,000	580,027
0.00% 2/15/33	400,000	289,542
0.00% 5/15/33	1,175,000	841,447
0.00% 8/15/33	100,000	70,809
0.00% 11/15/33	1,025,000	718,120
0.00% 2/15/34	775,000	537,489
0.00% 11/15/34	50,000	33,526
0.00% 2/15/35	65,000	43,103
0.00% 5/15/35	250,000	163,908
0.00% 11/15/40	850,000	424,423
0.00% 2/15/41	545,134	268,713
LVIP JPMorgan Core Bond Fund–39

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 11/15/41	100,000	$47,537
0.00% 11/15/43	21,405,000	9,199,257
Total U.S. Treasury Obligations (Cost $574,628,608)		588,346,896

	Number of Shares
MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	8,436,775	8,436,775
Total Money Market Fund (Cost $8,436,775)		8,436,775

TOTAL INVESTMENTS–99.81% (Cost $2,224,341,129)	2,299,353,300

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	4,364,539
NET ASSETS APPLICABLE TO 223,332,283 SHARES OUTSTANDING–100.00%	$2,303,717,839

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
∞Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
‡Rate is less than 0.01%.
ΔSecurities have been classified by country of origin.
LVIP JPMorgan Core Bond Fund–40

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
197	U.S. Treasury 10 yr Ultra Notes	$23,304,484	$23,294,585	12/19/24	$9,899	$—
82	U.S. Treasury 2 yr Notes	17,075,860	17,015,285	12/31/24	60,575	—
1,395	U.S. Treasury 5 yr Notes	153,286,524	152,789,469	12/31/24	497,055	—
20	U.S. Treasury Ultra Bonds	2,661,875	2,667,794	12/19/24	—	(5,919)
Total Futures Contracts					$567,529	$(5,919)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
PNMAC–PennyMac
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M–Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
S&P–Standard & Poor’s
S.F.–Single Family
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSFR12M–12 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
LVIP JPMorgan Core Bond Fund–41